JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
CORPORATE BONDS — 53.4%
Australia — 0.1%
Glencore Funding LLC 2.50%, 9/1/2030(a)		3,363	3,294
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(b)		980	1,065

			4,359

Austria — 0.1%
ams AG
6.00%, 7/31/2025(c)	EUR	1,810	2,357
7.00%, 7/31/2025(a)		1,235	1,325

			3,682

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(c)		2,273	2,413

Belgium — 0.9%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		4,955	5,940
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029		3,845	4,534
4.44%, 10/6/2048		3,631	4,125
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(c)(d)(e)	EUR	10,200	13,285
Sarens Finance Co. NV 5.75%, 2/21/2027(c)	EUR	600	727
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(b)(c)(d)(e)	EUR	2,071	2,775
Solvay SA (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025(b)(d)(e)	EUR	800	1,000
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028(c)	EUR	2,000	2,530

			34,916

Brazil — 0.7%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(b)(c)(d)(e)		1,431	1,462
Gerdau Trade, Inc. 4.88%, 10/24/2027(c)		4,130	4,664
Guara Norte SARL 5.20%, 6/15/2034(a)		4,305	4,341
Klabin Austria GmbH 7.00%, 4/3/2049(c)		2,991	3,710
MV24 Capital BV 6.75%, 6/1/2034(a)		3,047	3,268
Suzano Austria GmbH
3.75%, 1/15/2031		806	831
7.00%, 3/16/2047(c)		1,660	2,162
Vale Overseas Ltd. 3.75%, 7/8/2030		4,876	5,154

			25,592

Canada — 0.7%
1011778 BC ULC
3.88%, 1/15/2028(a)		500	502
4.00%, 10/15/2030(a)		975	944
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024		687	701
Bombardier, Inc.
6.00%, 10/15/2022(a)		210	210
6.13%, 1/15/2023(a)		192	202
7.50%, 12/1/2024(a)		287	294
7.88%, 4/15/2027(a)		267	271
Cenovus Energy, Inc. 5.38%, 7/15/2025		870	993
Emera US Finance LP
2.64%, 6/15/2031(a)		3,320	3,300
4.75%, 6/15/2046		1,367	1,564
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(b)		1,903	2,190
Enbridge, Inc. 3.13%, 11/15/2029		2,560	2,702
GFL Environmental, Inc.
3.75%, 8/1/2025(a)		385	394
4.00%, 8/1/2028(a)		2,110	2,036
MEG Energy Corp.
6.50%, 1/15/2025(a)		1,952	2,018
7.13%, 2/1/2027(a)		829	889
NOVA Chemicals Corp.
5.00%, 5/1/2025(a)		570	607
5.25%, 6/1/2027(a)		408	436
Open Text Corp. 5.88%, 6/1/2026(a)		272	281
Precision Drilling Corp.
7.75%, 12/15/2023		720	727
5.25%, 11/15/2024		180	176
7.13%, 1/15/2026(a)		684	692
Stars Group Holdings BV 7.00%, 7/15/2026(a)		245	255
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(b)		988	1,097
Videotron Ltd. 5.38%, 6/15/2024(a)		1,300	1,419

			24,900

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050(a)		2,890	3,247
Kenbourne Invest SA 6.88%, 11/26/2024(a)		2,760	2,924

			6,171

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
China — 0.4%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027		2,420	2,640
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027(c)		3,620	2,389
Huarong Finance 2019 Co. Ltd. 2.13%, 9/30/2023(c)		1,865	1,269
NXP BV 3.25%, 5/11/2041(a)		4,080	4,082
Tencent Holdings Ltd. 3.98%, 4/11/2029(c)		2,340	2,575
Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024(c)		2,610	2,486

			15,441

Colombia — 0.2%
AI Candelaria Spain SLU
7.50%, 12/15/2028(c)		1,200	1,359
5.75%, 6/15/2033(a)		1,869	1,869
Ecopetrol SA 5.88%, 5/28/2045		5,900	6,092

			9,320

Denmark — 0.1%
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023(a)(b)		1,940	1,990
DKT Finance ApS 7.00%, 6/17/2023(c)	EUR	1,000	1,241
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050(c)	DKK	8,508	1,331
TDC A/S 5.00%, 3/2/2022(f)	EUR	1,100	1,382

			5,944

France — 3.2%
Accor SA
2.50%, 1/25/2024(c)(f)	EUR	700	890
(EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024(b)(c)(d)(e)	EUR	600	761
Altice France SA
7.38%, 5/1/2026(a)		832	865
5.88%, 2/1/2027(c)	EUR	1,550	2,009
3.38%, 1/15/2028(c)	EUR	659	789
4.13%, 1/15/2029(a)	EUR	595	735
Banijay Entertainment SASU 3.50%, 3/1/2025(c)	EUR	1,249	1,533
Banijay Group SAS 6.50%, 3/1/2026(c)	EUR	900	1,130
BPCE SA
5.15%, 7/21/2024(a)		8,195	9,191
4.88%, 4/1/2026(a)		1,880	2,132
(SOFR + 1.31%), 2.28%, 1/20/2032(a)(b)		3,640	3,530
Burger King France SAS 6.00%, 5/1/2024(c)	EUR	1,100	1,362
Casino Guichard Perrachon SA
1.87%, 6/13/2022(c)	EUR	600	730
4.56%, 1/25/2023(c)(f)	EUR	1,100	1,395
4.50%, 3/7/2024(c)(f)	EUR	1,200	1,492
CGG SA 7.75%, 4/1/2027(a)	EUR	976	1,193
Chrome Bidco SASU 3.50%, 5/31/2028(a)	EUR	1,145	1,407
CMA CGM SA 5.25%, 1/15/2025(c)	EUR	1,570	1,960
Credit Agricole SA
3.25%, 10/4/2024(a)		1,062	1,144
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(b)(d)(e)		13,200	15,996
(SOFR + 0.89%), 1.25%, 1/26/2027(a)(b)		827	817
(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030(b)(c)	EUR	2,300	2,902
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026(b)(c)(d)(e)	EUR	2,000	2,725
(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026(b)(c)(d)(e)	EUR	1,000	1,247
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027(b)(c)(d)(e)	EUR	1,200	1,504
(EUR Swap Annual 5 Year + 4.00%), 3.37%, 6/15/2030(b)(c)(d)(e)	EUR	800	1,012
Elis SA 2.88%, 2/15/2026(c)	EUR	2,300	2,975
Faurecia SE
2.63%, 6/15/2025(c)	EUR	650	804
3.13%, 6/15/2026(c)	EUR	1,350	1,702
2.38%, 6/15/2027(c)	EUR	1,800	2,241
La Financiere Atalian SASU
4.00%, 5/15/2024(c)	EUR	1,700	2,034
5.13%, 5/15/2025(c)	EUR	1,116	1,361
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025(b)(c)(d)(e)	EUR	1,400	1,786
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026(b)(c)(d)(e)	EUR	1,000	1,244
Orano SA 4.88%, 9/23/2024	EUR	1,200	1,654
Parts Europe SA
6.50%, 7/16/2025(c)	EUR	927	1,192
6.50%, 7/16/2025(a)	EUR	329	423
Picard Bondco SA 5.50%, 11/30/2024(c)	EUR	600	749

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Picard Groupe SAS (EURIBOR 3 Month + 3.00%, 3.00% Floor), 3.00%, 11/30/2023(b)(c)	EUR	1,000	1,218
Quatrim SASU 5.88%, 1/15/2024(c)	EUR	1,726	2,189
Renault SA
1.25%, 6/24/2025(c)	EUR	1,700	2,026
2.00%, 9/28/2026(c)	EUR	1,000	1,194
1.13%, 10/4/2027(c)	EUR	1,300	1,448
Rexel SA 2.75%, 6/15/2026(c)	EUR	1,100	1,377
Societe Generale SA
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(d)(e)		200	235
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(a)(b)(d)(e)		1,165	1,193
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(b)(d)(e)		8,242	8,602
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035(a)(b)		2,965	3,044
SPIE SA 3.13%, 3/22/2024(c)	EUR	3,200	4,082
Tereos Finance Groupe I SA 4.13%, 6/16/2023(c)	EUR	1,100	1,356
Total Capital International SA
2.83%, 1/10/2030		4,885	5,163
3.13%, 5/29/2050		800	774
TOTAL SE
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(b)(c)(d)(e)	EUR	1,750	2,206
(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024(b)(c)(d)(e)	EUR	4,000	4,963
Vallourec SA
6.63%, 10/15/2022(c)	EUR	449	575
6.38%, 10/15/2023(c)	EUR	200	256
2.25%, 9/30/2024(c)	EUR	800	1,000

			121,517

Germany — 2.1%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024(c)	EUR	800	941
ADLER Real Estate AG
1.88%, 4/27/2023(c)	EUR	1,100	1,355
2.13%, 2/6/2024(c)	EUR	475	586
3.00%, 4/27/2026(c)	EUR	1,300	1,649
BK LC Lux Finco1 SARL 5.25%, 4/30/2029(a)	EUR	369	458
CeramTec BondCo GmbH 5.25%, 12/15/2025(c)	EUR	1,300	1,607
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027(c)	EUR	1,720	2,108
Commerzbank AG (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029(b)(c)(d)(e)	EUR	4,000	5,561
CT Investment GmbH 5.50%, 4/15/2026(a)	EUR	525	653
Deutsche Bank AG
4.25%, 10/14/2021		993	1,007
(SOFR + 2.16%), 2.22%, 9/18/2024(b)		10,770	11,077
Douglas GmbH 6.00%, 4/8/2026(a)	EUR	2,800	3,440
IHO Verwaltungs GmbH 3.88% (cash), 5/15/2027(c)(g)(h)	EUR	1,400	1,762
K+S AG 2.63%, 4/6/2023(c)	EUR	1,000	1,235
Kirk Beauty SUN GmbH 8.25% (cash), 10/1/2026(a)(g)(h)	EUR	1,250	1,522
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076(b)(c)	EUR	850	1,108
Nidda BondCo GmbH 5.00%, 9/30/2025(c)	EUR	3,625	4,442
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024(c)	EUR	2,184	2,663
ProGroup AG 3.00%, 3/31/2026(c)	EUR	787	969
Renk AG 5.75%, 7/15/2025(c)	EUR	1,092	1,382
Schaeffler AG
2.88%, 3/26/2027(c)	EUR	2,800	3,628
3.38%, 10/12/2028(c)	EUR	600	797
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025(c)	EUR	2,200	2,649
Tele Columbus AG 3.88%, 5/2/2025(c)	EUR	726	897
thyssenkrupp AG
1.38%, 3/3/2022(c)	EUR	2,400	2,930
1.88%, 3/6/2023(c)	EUR	400	488
2.88%, 2/22/2024(c)	EUR	300	373
TK Elevator Midco GmbH 4.38%, 7/15/2027(c)	EUR	1,316	1,679
TUI Cruises GmbH 6.50%, 5/15/2026(a)	EUR	333	422
Vertical Holdco GmbH 6.63%, 7/15/2028(c)	EUR	900	1,173
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023(b)(c)(d)(e)	EUR	838	1,118
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025(b)(c)(d)(e)	EUR	1,900	2,493

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(b)(c)(d)(e)	EUR	3,100	4,277
2.63%, 11/16/2027(c)	EUR	3,600	4,987
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027(c)	EUR	900	1,086
ZF Europe Finance BV
2.00%, 2/23/2026(c)	EUR	1,400	1,713
2.50%, 10/23/2027(c)	EUR	1,700	2,109
ZF Finance GmbH 3.75%, 9/21/2028(c)	EUR	2,200	2,913

			81,257

Greece — 0.4%
Alpha Bank SA 2.50%, 2/5/2023(c)	EUR	10,700	13,529

Hong Kong — 0.1%
China Huarong International Holdings Ltd. 3.25%, 6/23/2021(c)		3,487	3,278

India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026(a)		2,183	2,224
NTPC Ltd. 3.75%, 4/3/2024(c)		2,540	2,675

			4,899

Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT
5.45%, 5/15/2030(a)		2,380	2,744
6.76%, 11/15/2048(c)		595	756
Pertamina Persero PT 3.65%, 7/30/2029(a)		3,619	3,836
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(c)		610	659
3.00%, 6/30/2030(a)		2,940	2,920

			10,915

Ireland — 0.7%
AerCap Ireland Capital DAC
5.00%, 10/1/2021		1,515	1,537
4.63%, 7/1/2022		3,765	3,927
AIB Group plc (EUR Swap Annual 5 Year + 5.70%), 5.25%, 10/9/2024(b)(c)(d)(e)	EUR	3,700	4,828
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024(a)		2,337	2,488
2.13%, 2/21/2026(a)		810	800
4.25%, 4/15/2026(a)		2,300	2,474
4.38%, 5/1/2026(a)		1,075	1,159
eircom Finance DAC 3.50%, 5/15/2026(c)	EUR	3,230	4,032
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024(a)		1,000	1,099
Smurfit Kappa Acquisitions ULC
2.75%, 2/1/2025(c)	EUR	500	662
2.88%, 1/15/2026(c)	EUR	1,950	2,628
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027(c)	EUR	1,500	1,922

			27,556

Israel — 0.3%
Energean Israel Finance Ltd.
4.88%, 3/30/2026(c)		2,289	2,369
5.38%, 3/30/2028(c)		2,403	2,487
Leviathan Bond Ltd.
6.13%, 6/30/2025(c)		2,229	2,446
6.50%, 6/30/2027(c)		2,417	2,681
6.75%, 6/30/2030(c)		1,390	1,558

			11,541

Italy — 2.0%
Atlantia SpA
1.63%, 2/3/2025(c)	EUR	900	1,121
1.88%, 7/13/2027(c)	EUR	1,600	2,001
1.88%, 2/12/2028(c)	EUR	800	994
Autostrade per l’Italia SpA
1.13%, 11/4/2021(c)	EUR	375	458
1.63%, 6/12/2023	EUR	200	247
1.88%, 11/4/2025(c)	EUR	1,000	1,254
1.75%, 6/26/2026(c)	EUR	1,075	1,337
1.75%, 2/1/2027(c)	EUR	2,800	3,487
2.00%, 12/4/2028(c)	EUR	1,900	2,386
1.88%, 9/26/2029(c)	EUR	2,300	2,854
Brunello Bidco SpA 3.50%, 2/15/2028(a)	EUR	268	327
Enel Finance International NV
3.63%, 5/25/2027(a)		5,270	5,794
3.50%, 4/6/2028(a)		3,665	3,965
Enel SpA (EUR Swap Annual 5 Year + 2.10%), 2.50%, 8/24/2023(b)(c)(d)(e)	EUR	2,188	2,786
Gamma Bidco SpA
5.13%, 7/15/2025(a)	EUR	699	871
5.13%, 7/15/2025(c)	EUR	400	499
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026(c)	EUR	1,200	1,529
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(b)(c)(d)(e)	EUR	1,657	2,440
4.20%, 6/1/2032(a)		670	679
4.95%, 6/1/2042(a)		714	720
Kedrion SpA 3.38%, 5/15/2026(a)	EUR	1,120	1,364
Leonardo SpA 4.88%, 3/24/2025	EUR	2,300	3,214
Pro-Gest SpA 3.25%, 12/15/2024(c)	EUR	300	348
Rossini SARL 6.75%, 10/30/2025(c)	EUR	1,750	2,239
Saipem Finance International BV
3.75%, 9/8/2023(c)	EUR	700	898
2.63%, 1/7/2025(c)	EUR	500	626
Telecom Italia Capital SA
6.38%, 11/15/2033		2,124	2,453
6.00%, 9/30/2034		68	75
7.20%, 7/18/2036		1,300	1,611

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	1,300	2,319
Telecom Italia SpA
3.25%, 1/16/2023(c)	EUR	300	383
3.00%, 9/30/2025(c)	EUR	1,900	2,473
3.63%, 5/25/2026(c)	EUR	5,350	7,209
2.38%, 10/12/2027(c)	EUR	1,200	1,515
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.87%, 6/3/2027(b)(c)(d)(e)	EUR	9,000	10,264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032(a)(b)		2,370	2,363
Webuild SpA 5.88%, 12/15/2025(c)	EUR	1,500	1,989

			77,092

Japan — 0.1%
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040		3,920	3,837

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 5.75%, 4/19/2047(c)		5,480	6,739

Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025(a)		2,530	2,835

Luxembourg — 1.2%
Altice Financing SA 7.50%, 5/15/2026(a)		1,825	1,901
Altice Finco SA 4.75%, 1/15/2028(c)	EUR	2,225	2,659
Altice France Holding SA
8.00%, 5/15/2027(a)	EUR	2,823	3,737
8.00%, 5/15/2027(c)	EUR	2,450	3,244
4.00%, 2/15/2028(c)	EUR	1,700	2,007
ArcelorMittal SA 1.75%, 11/19/2025(c)	EUR	1,350	1,728
ARD Finance SA 5.00% (cash), 6/30/2027(c)(g)(h)	EUR	1,421	1,769
Herens Midco SARL 5.25%, 5/15/2029(a)	EUR	1,486	1,785
INEOS Finance plc
3.38%, 3/31/2026(a)	EUR	1,197	1,509
3.38%, 3/31/2026(c)	EUR	300	378
INEOS Group Holdings SA
5.38%, 8/1/2024(c)	EUR	850	1,044
5.63%, 8/1/2024(a)		500	503
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(i)		902	525
8.00%, 2/15/2024(a)(f)(i)		743	768
8.50%, 10/15/2024(a)(i)		2,785	1,651
Matterhorn Telecom SA
3.13%, 9/15/2026(c)	EUR	1,924	2,357
Monitchem HoldCo 3 SA 5.25%, 3/15/2025(c)	EUR	1,188	1,490
PLT VII Finance SARL 4.63%, 1/5/2026(c)	EUR	1,223	1,547
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(c)(d)(e)	EUR	8,200	10,115
Summer BC Holdco A SARL 9.25%, 10/31/2027(c)	EUR	1,838	2,384
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	1,183	1,504

			44,605

Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061(a)		6,007	5,912

Mexico — 0.9%
America Movil SAB de CV 2.88%, 5/7/2030		2,500	2,596
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(b)(d)(e)		1,320	1,365
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(a)(b)		1,900	1,899
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033(a)(b)		4,300	4,471
Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051(a)		2,088	2,155
Cemex SAB de CV
5.20%, 9/17/2030(c)		906	987
3.88%, 7/11/2031(a)		5,331	5,334
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		2,490	2,511
Grupo Bimbo SAB de CV 4.00%, 9/6/2049(a)		1,277	1,312
Petroleos Mexicanos
6.75%, 9/21/2047		7,685	6,791
6.95%, 1/28/2060		7,095	6,233

			35,654

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044(c)		2,280	2,783

Netherlands — 1.1%
ABN AMRO Bank NV
4.75%, 7/28/2025(a)		3,555	3,999
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(b)(c)(d)(e)	EUR	4,900	6,401

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Cooperatieve Rabobank UA (EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027(b)(c)(d)(e)	EUR	2,800	3,752
Lincoln Financing SARL 3.63%, 4/1/2024(c)	EUR	560	691
Nouryon Holding BV 6.50%, 10/1/2026(c)	EUR	2,375	3,027
OCI NV
3.13%, 11/1/2024(c)	EUR	454	566
3.63%, 10/15/2025(a)	EUR	700	892
3.63%, 10/15/2025(c)	EUR	400	510
Q-Park Holding I BV
1.50%, 3/1/2025(c)	EUR	275	325
2.00%, 3/1/2027(c)	EUR	375	435
Sigma Holdco BV 5.75%, 5/15/2026(c)	EUR	2,743	3,211
Sunshine Mid BV 6.50%, 5/15/2026(c)	EUR	2,800	3,526
Trivium Packaging Finance BV
3.75%, 8/15/2026(c)(f)	EUR	1,500	1,863
5.50%, 8/15/2026(a)(f)		200	208
8.50%, 8/15/2027(a)(f)		200	215
United Group BV 4.88%, 7/1/2024(c)	EUR	600	741
UPC Holding BV 5.50%, 1/15/2028(a)		200	209
UPCB Finance VII Ltd. 3.63%, 6/15/2029(c)	EUR	2,166	2,698
Ziggo Bond Co. BV 3.38%, 2/28/2030(c)	EUR	3,624	4,348
Ziggo BV
4.25%, 1/15/2027(c)	EUR	1,920	2,429
2.88%, 1/15/2030(c)	EUR	465	569

			40,615

Peru — 0.2%
Nexa Resources SA 5.38%, 5/4/2027(c)		4,523	4,689
Southern Copper Corp. 5.88%, 4/23/2045		3,070	4,009

			8,698

Portugal — 0.3%
EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080(b)(c)	EUR	4,800	5,846
EDP Finance BV 3.63%, 7/15/2024(a)		6,630	7,156

			13,002

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(c)		2,600	2,649

Russia — 0.1%
Gazprom PJSC 3.25%, 2/25/2030(c)		1,650	1,637
Lukoil Securities BV 3.88%, 5/6/2030(c)		1,580	1,667

			3,304

South Africa — 0.0%(j)
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(c)		1,357	1,367

Spain — 1.8%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025(b)(c)(d)(e)	EUR	1,800	2,245
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027(b)(c)(d)(e)	EUR	700	839
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(c)(d)(e)	EUR	4,000	5,311
Banco de Sabadell SA 1.13%, 3/27/2025(c)	EUR	1,000	1,240
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023(b)(c)(d)(e)	EUR	6,000	7,957
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(b)(c)(d)(e)	EUR	4,000	5,481
Cellnex Telecom SA
2.88%, 4/18/2025(c)	EUR	1,500	1,978
1.88%, 6/26/2029	EUR	900	1,108
Cirsa Finance International SARL
6.25%, 12/20/2023(c)	EUR	739	914
4.75%, 5/22/2025(c)	EUR	200	242
ContourGlobal Power Holdings SA
3.13%, 1/1/2028(c)	EUR	600	737
3.13%, 1/1/2028(a)	EUR	472	579
eDreams ODIGEO SA 5.50%, 9/1/2023(c)	EUR	1,400	1,694
Grifols SA
1.63%, 2/15/2025(c)	EUR	1,580	1,939
3.20%, 5/1/2025(c)	EUR	400	492
2.25%, 11/15/2027(c)	EUR	1,401	1,733
Grupo Antolin-Irausa SA
3.25%, 4/30/2024(c)	EUR	675	823
3.38%, 4/30/2026(c)	EUR	800	957
Iberdrola International BV
(EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024(b)(c)(d)(e)	EUR	3,400	4,379
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024(b)(c)(d)(e)	EUR	1,400	1,855
Lorca Telecom Bondco SA
4.00%, 9/18/2027(c)	EUR	1,200	1,485
4.00%, 9/18/2027(a)	EUR	691	855
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022(b)(c)(d)(e)	EUR	1,000	1,280

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(c)	EUR	3,250	4,311
Telefonica Emisiones SA
4.67%, 3/6/2038		930	1,071
5.21%, 3/8/2047		1,950	2,340
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023(b)(c)(d)(e)	EUR	3,400	4,219
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(b)(c)(d)(e)	EUR	2,700	3,383
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(b)(c)(d)(e)	EUR	2,900	3,924
(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026(b)(c)(d)(e)	EUR	1,100	1,434

			66,805

Sweden — 0.3%
Dometic Group AB 3.00%, 5/8/2026(c)	EUR	1,000	1,290
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(b)(c)(d)(e)		600	660
Verisure Holding AB 3.88%, 7/15/2026(c)	EUR	2,407	3,009
Verisure Midholding AB 5.25%, 2/15/2029(a)	EUR	1,463	1,837
Volvo Car AB
2.00%, 1/24/2025(c)	EUR	2,200	2,797
2.50%, 10/7/2027(c)	EUR	600	793

			10,386

Switzerland — 1.6%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(b)(d)(e)		8,490	9,392
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(b)(d)(e)		891	969
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(b)(d)(e)		3,800	4,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(b)(d)(e)		4,858	5,071
4.28%, 1/9/2028(a)		6,530	7,262
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(b)		1,585	1,728
(SOFR + 3.73%), 4.19%, 4/1/2031(a)(b)		3,650	4,059
(SOFR + 1.73%), 3.09%, 5/14/2032(a)(b)		3,335	3,384
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(a)(b)		800	903
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(c)(d)(e)	EUR	4,950	6,247
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(b)(d)(e)		9,990	11,008
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(c)(d)(e)		5,030	5,791
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(c)(d)(e)		1,705	1,935

			61,901

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(c)		2,490	2,676

Thailand — 0.1%
Thai Oil PCL 3.63%, 1/23/2023(c)		2,510	2,600

United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028(c)		2,490	2,819
Fab Sukuk Co. Ltd.
3.88%, 1/22/2024(c)		1,490	1,601
2.50%, 1/21/2025(c)		929	966
Mashreqbank PSC 4.25%, 2/26/2024(c)		466	499

			5,885

United Kingdom — 3.2%
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(b)(d)(e)		294	323
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025(b)(c)(d)(e)	GBP	2,000	3,151
4.84%, 5/9/2028		710	796
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(b)		305	351
BAT Capital Corp. 4.39%, 8/15/2037		3,111	3,228

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Boparan Finance plc
7.63%, 11/30/2025(a)	GBP	604	808
7.63%, 11/30/2025(c)	GBP	200	268
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(b)(d)(e)		3,406	3,615
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026(b)(c)(d)(e)	EUR	5,700	7,390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(b)(d)(e)		5,995	6,464
British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080(b)(c)	EUR	300	362
CPUK Finance Ltd. 4.88%, 8/28/2025(c)	GBP	500	720
EC Finance plc 2.38%, 11/15/2022(c)	EUR	750	895
eG Global Finance plc
3.63%, 2/7/2024(c)	EUR	350	412
4.38%, 2/7/2025(c)	EUR	2,575	3,065
FCE Bank plc 1.13%, 2/10/2022(c)	EUR	850	1,041
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(b)(d)(e)		3,836	4,245
(SOFR + 1.93%), 2.10%, 6/4/2026(b)		5,690	5,852
(SOFR + 1.73%), 2.01%, 9/22/2028(b)		2,500	2,503
4.95%, 3/31/2030		535	634
Iceland Bondco plc 4.63%, 3/15/2025(c)	GBP	1,875	2,614
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026(a)	EUR	367	457
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026(a)	EUR	454	555
INEOS Styrolution Group GmbH 2.25%, 1/16/2027(c)	EUR	523	624
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024(c)	EUR	985	1,304
4.50%, 1/15/2026(c)	EUR	500	635
6.88%, 11/15/2026(c)	EUR	1,006	1,402
Lloyds Banking Group plc (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025(b)(c)(d)(e)	EUR	1,819	2,429
Motion Finco SARL 7.00%, 5/15/2025(c)	EUR	450	578
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(b)(c)(d)(e)	GBP	200	311
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027(b)(c)(d)(e)	GBP	2,760	4,369
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(b)(d)(e)		2,000	2,020
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)		7,562	7,783
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(b)		830	906
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027(b)(d)(e)	GBP	7,121	10,760
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.12%, 9/5/2082(b)(c)	EUR	4,400	5,399
Pinnacle Bidco plc
5.50%, 2/15/2025(a)	EUR	619	764
5.50%, 2/15/2025(c)	EUR	250	309
RELX Finance BV 0.50%, 3/10/2028(c)	EUR	1,400	1,721
Rolls-Royce plc
4.63%, 2/16/2026(a)	EUR	551	727
5.75%, 10/15/2027(a)	GBP	1,885	2,478
Santander UK Group Holdings plc 4.75%, 9/15/2025(a)		1,520	1,708
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031(a)(b)		3,600	4,153
Synthomer plc 3.88%, 7/1/2025(c)	EUR	1,458	1,859
Virgin Media Finance plc 3.75%, 7/15/2030(c)	EUR	500	609
Virgin Media Secured Finance plc 5.00%, 4/15/2027(c)	GBP	2,900	4,287
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028(a)	GBP	689	996
Vodafone Group plc
5.25%, 5/30/2048		1,550	1,954
4.88%, 6/19/2049		1,649	1,987
4.25%, 9/17/2050		920	1,019
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(b)(c)	EUR	2,200	2,778
Series NC6, (EUR Swap Annual 5 Year + 3.00%), 2.62%, 8/27/2080(b)(c)	EUR	1,200	1,500
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080(b)(c)	EUR	2,900	3,598

			120,716

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
United States — 29.0%
AbbVie, Inc.
3.60%, 5/14/2025		4,175	4,565
0.75%, 11/18/2027	EUR	1,300	1,623
3.20%, 11/21/2029		1,102	1,182
4.05%, 11/21/2039		2,415	2,702
4.70%, 5/14/2045		862	1,038
4.45%, 5/14/2046		3,245	3,791
4.25%, 11/21/2049		1,995	2,298
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)		315	327
ACCO Brands Corp. 4.25%, 3/15/2029(a)		5,450	5,368
Adient Global Holdings Ltd.
3.50%, 8/15/2024(c)	EUR	2,375	2,976
4.88%, 8/15/2026(a)		700	717
Adient US LLC 9.00%, 4/15/2025(a)		590	652
ADT Security Corp. (The) 4.13%, 6/15/2023		290	301
AES Corp. (The)
3.30%, 7/15/2025(a)		781	833
1.38%, 1/15/2026(a)		3,770	3,728
2.45%, 1/15/2031(a)		2,498	2,422
Air Lease Corp.
3.25%, 3/1/2025		1,400	1,485
2.88%, 1/15/2026		1,713	1,795
3.25%, 10/1/2029		4,550	4,631
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)		300	308
5.75%, 3/15/2025		67	69
7.50%, 3/15/2026(a)		100	110
4.63%, 1/15/2027(a)		605	626
4.88%, 2/15/2030(a)		425	443
Alcoa Nederland Holding BV 5.50%, 12/15/2027(a)		3,035	3,289
Alexander Funding Trust 1.84%, 11/15/2023(a)		1,000	1,015
Alexandria Real Estate Equities, Inc. REIT, 1.88%, 2/1/2033		890	822
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)		93	98
9.75%, 7/15/2027(a)		94	104
Allison Transmission, Inc.
4.75%, 10/1/2027(a)		277	289
5.88%, 6/1/2029(a)		3,525	3,824
Ally Financial, Inc. 5.75%, 11/20/2025		2,410	2,772
Amazon.com, Inc. 2.70%, 6/3/2060		1,465	1,304
AMC Entertainment Holdings, Inc. 10.50%, 4/24/2026(a)		456	490
Ameren Corp. 3.50%, 1/15/2031		2,750	2,982
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025		1,503	1,552
6.25%, 3/15/2026		288	297
6.50%, 4/1/2027		1,780	1,888
6.88%, 7/1/2028		885	960
American Tower Corp.
REIT, 1.38%, 4/4/2025	EUR	2,170	2,761
REIT, 2.10%, 6/15/2030		6,470	6,257
AmeriGas Partners LP 5.50%, 5/20/2025		505	555
ANGI Group LLC 3.88%, 8/15/2028(a)		2,288	2,248
Antero Midstream Partners LP 5.75%, 3/1/2027(a)		900	927
Antero Resources Corp.
5.63%, 6/1/2023		1,175	1,175
8.38%, 7/15/2026(a)		320	361
Apple, Inc.
3.75%, 9/12/2047		3,650	4,102
2.65%, 2/8/2051		930	869
Arches Buyer, Inc.
4.25%, 6/1/2028(a)		470	462
6.13%, 12/1/2028(a)		2,175	2,224
Arconic Corp.
6.00%, 5/15/2025(a)		1,485	1,586
6.13%, 2/15/2028(a)		700	745
Ardagh Metal Packaging Finance USA LLC
2.00%, 9/1/2028(a)	EUR	990	1,206
3.00%, 9/1/2029(a)	EUR	727	885
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)		404	416
2.13%, 8/15/2026(c)	EUR	1,885	2,293
4.13%, 8/15/2026(a)		935	957
Ascend Learning LLC 6.88%, 8/1/2025(a)		330	336
Ashland Services BV 2.00%, 1/30/2028(c)	EUR	407	493
Avantor Funding, Inc.
3.88%, 7/15/2028(c)	EUR	1,435	1,842
4.63%, 7/15/2028(a)		1,156	1,203
Avis Budget Car Rental LLC
5.25%, 3/15/2025(a)		903	920
5.75%, 7/15/2027(a)		264	278
5.38%, 3/1/2029(a)		2,320	2,413
Ball Corp.
4.38%, 12/15/2023	EUR	1,525	2,047
1.50%, 3/15/2027	EUR	600	742
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023(b)(d)(e)		1,660	1,727
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(b)(d)(e)		661	735
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(b)(d)(e)		976	1,105
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(b)(d)(e)		235	264

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(b)(d)(e)		3,314	3,845
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(b)		4,060	4,464
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(b)		1,875	2,097
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(b)		3,282	3,413
(SOFR + 1.53%), 1.90%, 7/23/2031(b)		6,260	5,982
(SOFR + 1.37%), 1.92%, 10/24/2031(b)		3,490	3,334
(SOFR + 1.32%), 2.69%, 4/22/2032(b)		4,150	4,208
(SOFR + 1.93%), 2.68%, 6/19/2041(b)		1,965	1,857
Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(b)(d)(e)		921	1,004
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)		725	783
8.50%, 1/31/2027(a)		298	319
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)		213	218
6.13%, 4/15/2025(a)		6,786	6,940
5.50%, 11/1/2025(a)		2,797	2,871
9.00%, 12/15/2025(a)		643	689
5.75%, 8/15/2027(a)		29	30
7.00%, 1/15/2028(a)		227	233
5.00%, 1/30/2028(a)		345	324
4.88%, 6/1/2028(a)		415	418
7.25%, 5/30/2029(a)		252	260
5.25%, 1/30/2030(a)		2,179	2,007
Becton Dickinson and Co.
1.40%, 5/24/2023	EUR	471	590
2.82%, 5/20/2030		3,965	4,104
3.79%, 5/20/2050		1,220	1,305
Belden, Inc. 3.38%, 7/15/2027(c)	EUR	3,000	3,759
Berry Global, Inc. 4.88%, 7/15/2026(a)		1,284	1,356
Big River Steel LLC 6.63%, 1/31/2029(a)		500	541
Biogen, Inc. 2.25%, 5/1/2030		1,120	1,105
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)		1,745	1,717
Blue Racer Midstream LLC 6.63%, 7/15/2026(a)		400	418
Boeing Co. (The)
4.88%, 5/1/2025		2,694	3,027
5.04%, 5/1/2027		3,089	3,561
3.50%, 3/1/2039		2,500	2,459
5.71%, 5/1/2040		1,080	1,345
3.95%, 8/1/2059		670	661
Boyd Gaming Corp. 6.38%, 4/1/2026		545	563
Boyne USA, Inc. 4.75%, 5/15/2029(a)		1,590	1,642
BP Capital Markets America, Inc. 2.77%, 11/10/2050		1,160	1,038
Bristol-Myers Squibb Co. 4.25%, 10/26/2049		1,195	1,431
Broadcom, Inc.
4.15%, 11/15/2030		2,310	2,529
2.45%, 2/15/2031(a)		6,320	6,069
3.47%, 4/15/2034(a)		2,105	2,132
Buckeye Partners LP
4.13%, 12/1/2027		435	433
4.50%, 3/1/2028(a)		140	140
BY Crown Parent LLC 4.25%, 1/31/2026(a)		1,385	1,447
Caesars Resort Collection LLC
5.75%, 7/1/2025(a)		467	490
5.25%, 10/15/2025(a)		120	121
Callon Petroleum Co. 6.13%, 10/1/2024		221	203
Calpine Corp. 5.25%, 6/1/2026(a)		543	559
Carnival Corp.
1.88%, 11/7/2022	EUR	850	1,024
10.13%, 2/1/2026(c)	EUR	1,521	2,163
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027(a)		46	48
CCO Holdings LLC
5.75%, 2/15/2026(a)		3,088	3,193
5.13%, 5/1/2027(a)		6,110	6,385
5.88%, 5/1/2027(a)		185	191
5.00%, 2/1/2028(a)		2,655	2,778
5.38%, 6/1/2029(a)		1,498	1,627
4.75%, 3/1/2030(a)		5,303	5,500
4.25%, 2/1/2031(a)		2,422	2,417
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)		2,875	3,062
CDK Global, Inc. 5.25%, 5/15/2029(a)		712	768
CDW LLC
4.25%, 4/1/2028		3,811	3,978
3.25%, 2/15/2029		313	318
Cedar Fair LP
5.50%, 5/1/2025(a)		1,600	1,672
5.25%, 7/15/2029		233	237
Centene Corp.
4.25%, 12/15/2027		857	900
4.63%, 12/15/2029		3,680	3,972
CenterPoint Energy, Inc. 2.95%, 3/1/2030		5,863	6,111
Central Garden & Pet Co. 4.13%, 10/15/2030		3,445	3,514

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(b)(d)(e)		4,620	4,805
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(b)(d)(e)		8,297	8,338
Charter Communications Operating LLC
2.30%, 2/1/2032		1,280	1,201
3.50%, 6/1/2041		1,260	1,202
5.38%, 5/1/2047		2,844	3,320
4.80%, 3/1/2050		1,725	1,893
3.70%, 4/1/2051		2,347	2,204
Chemours Co. (The)
7.00%, 5/15/2025		1,965	2,019
5.38%, 5/15/2027		160	172
5.75%, 11/15/2028(a)		290	310
Cheniere Energy Partners LP 5.63%, 10/1/2026		54	56
Chesapeake Energy Corp. 5.50%, 2/1/2026(a)		1,155	1,219
Chevron USA, Inc.
3.85%, 1/15/2028		4,468	5,095
2.34%, 8/12/2050		3,342	2,879
Cigna Corp.
4.38%, 10/15/2028		2,284	2,635
3.40%, 3/15/2050		4,075	4,060
Cinemark USA, Inc.
4.88%, 6/1/2023		1,045	1,046
8.75%, 5/1/2025(a)		540	587
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	190
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(b)(d)(e)		4,332	4,657
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(b)(d)(e)		186	191
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(d)(e)		1,715	1,883
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(b)(d)(e)		4,621	4,713
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(b)(d)(e)		7,042	7,095
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(b)		3,415	3,811
(SOFR + 3.91%), 4.41%, 3/31/2031(b)		5,950	6,842
(SOFR + 2.11%), 2.57%, 6/3/2031(b)		9,400	9,509
Clarios Global LP 6.25%, 5/15/2026(a)		850	908
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(a)		1,510	1,547
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024		942	989
5.13%, 8/15/2027(a)		2,074	2,094
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029(a)		2,253	2,319
Clorox Co. (The) 1.80%, 5/15/2030		460	446
Cogent Communications Group, Inc. 4.38%, 6/30/2024(c)	EUR	850	1,057
Colfax Corp. 6.38%, 2/15/2026(a)		63	66
Comcast Corp.
4.60%, 8/15/2045		2,310	2,806
2.80%, 1/15/2051		4,969	4,578
CommScope Technologies LLC
6.00%, 6/15/2025(a)		1,208	1,233
5.00%, 3/15/2027(a)		142	143
CommScope, Inc. 6.00%, 3/1/2026(a)		1,470	1,544
Community Health Systems, Inc.
8.00%, 3/15/2026(a)		1,877	2,009
4.75%, 2/15/2031(a)		2,275	2,231
Comstock Resources, Inc.
7.50%, 5/15/2025(a)		284	294
9.75%, 8/15/2026		751	815
6.75%, 3/1/2029(a)		783	819
ConocoPhillips 3.75%, 10/1/2027(c)		1,123	1,263
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)		288	282
Constellium SE
5.75%, 5/15/2024(a)		250	253
4.25%, 2/15/2026(c)	EUR	641	794
5.63%, 6/15/2028(a)		600	636
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)		1,345	1,157
Coty, Inc.
4.00%, 4/15/2023(c)	EUR	1,184	1,427
5.00%, 4/15/2026(a)		1,070	1,085
Crestwood Midstream Partners LP
5.75%, 4/1/2025		910	933
5.63%, 5/1/2027(a)		100	103
Crown Americas LLC 4.75%, 2/1/2026		274	284
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030		260	276
REIT, 4.15%, 7/1/2050		345	375
Crown European Holdings SA
2.63%, 9/30/2024(c)	EUR	2,350	3,005
3.38%, 5/15/2025(c)	EUR	500	656
CSC Holdings LLC 6.50%, 2/1/2029(a)		2,180	2,385
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)		908	931

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CVR Partners LP 9.25%, 6/15/2023(a)		1,715	1,711
CVS Health Corp.
4.13%, 4/1/2040		4,035	4,493
2.70%, 8/21/2040		3,480	3,247
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)		720	744
DaVita, Inc.
4.63%, 6/1/2030(a)		2,185	2,229
3.75%, 2/15/2031(a)		648	621
DCP Midstream Operating LP
3.88%, 3/15/2023		580	602
6.75%, 9/15/2037(a)		535	627
Deere & Co. 3.75%, 4/15/2050		210	243
Dell International LLC
6.02%, 6/15/2026(a)		8,385	9,996
4.90%, 10/1/2026(a)		370	425
Delta Air Lines, Inc. 4.75%, 10/20/2028(a)		605	660
Diamond Sports Group LLC 5.38%, 8/15/2026(a)		573	424
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025(c)	EUR	1,425	1,912
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(a)		850	942
Discovery Communications LLC
3.63%, 5/15/2030		3,135	3,351
4.65%, 5/15/2050		1,620	1,799
DISH DBS Corp.
6.75%, 6/1/2021		754	754
5.88%, 7/15/2022		425	442
5.00%, 3/15/2023		954	991
5.88%, 11/15/2024		6,545	6,967
7.75%, 7/1/2026		580	659
Dole Food Co., Inc. 7.25%, 6/15/2025(a)		283	289
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)		957	998
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)		2,281	2,424
4.13%, 4/1/2029(a)		2,760	2,763
Edison International 3.55%, 11/15/2024		2,140	2,299
Element Solutions, Inc. 3.88%, 9/1/2028(a)		2,355	2,362
Embarq Corp. 8.00%, 6/1/2036		590	667
Encompass Health Corp.
5.75%, 9/15/2025		650	669
4.50%, 2/1/2028		642	663
4.75%, 2/1/2030		300	315
Endo Dac
9.50%, 7/31/2027(a)		223	227
6.00%, 6/30/2028(a)		308	212
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(a)		2,955	2,914
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(c)	EUR	1,317	1,645
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)		2,487	2,524
4.38%, 3/31/2029(a)		2,245	2,217
Energy Transfer LP
5.25%, 4/15/2029		1,125	1,310
3.75%, 5/15/2030		804	856
5.35%, 5/15/2045		2,010	2,254
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(b)(d)(e)		140	106
Entegris, Inc. 4.38%, 4/15/2028(a)		200	209
Entercom Media Corp.
6.50%, 5/1/2027(a)		416	424
6.75%, 3/31/2029(a)		985	1,001
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		258	178
EQM Midstream Partners LP
4.00%, 8/1/2024		926	947
6.00%, 7/1/2025(a)		95	103
4.50%, 1/15/2029(a)		2,165	2,165
EQT Corp.3.90%, 10/1/2027		1,175	1,255
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(a)		1,268	1,292
REIT, 4.63%, 10/1/2027(a)		100	106
Evergy Metro, Inc.Series 2020, 2.25%, 6/1/2030		1,974	1,977
Exela Intermediate LLC 10.00%, 7/15/2023(a)		994	340
Exxon Mobil Corp. 3.00%, 8/16/2039		3,735	3,729
Fiserv, Inc. 1.63%, 7/1/2030	EUR	5,000	6,514
Ford Motor Co.9.00%, 4/22/2025		2,250	2,749
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR	2,500	3,170
2.75%, 6/14/2024	GBP	946	1,350
1.36%, 2/7/2025	EUR	1,375	1,657
5.13%, 6/16/2025		2,965	3,245
3.25%, 9/15/2025	EUR	1,000	1,295
4.39%, 1/8/2026		500	533
4.54%, 8/1/2026		785	845
4.27%, 1/9/2027		685	721
Freeport-McMoRan, Inc.
4.38%, 8/1/2028		373	393
5.40%, 11/14/2034		1,105	1,310
Frontier Communications Holdings LLC 5.88%, 10/15/2027(a)		1,895	2,013
Gartner, Inc.
4.50%, 7/1/2028(a)		3,535	3,721
3.75%, 10/1/2030(a)		845	848

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
GCI LLC 4.75%, 10/15/2028(a)		2,310	2,356
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		4,315	4,715
4.42%, 11/15/2035		8,270	9,614
General Electric Co.
5.25%, 12/7/2028	GBP	1,100	1,936
4.13%, 10/9/2042		2,160	2,395
General Motors Co.
6.13%, 10/1/2025		382	454
5.15%, 4/1/2038		1,600	1,886
5.20%, 4/1/2045		395	471
General Motors Financial Co., Inc. 3.95%, 4/13/2024		725	785
Genesis Energy LP 7.75%, 2/1/2028		544	547
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		965	702
Gilead Sciences, Inc.
1.65%, 10/1/2030		2,440	2,312
2.60%, 10/1/2040		2,795	2,612
2.80%, 10/1/2050		4,050	3,663
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a)		2,054	2,146
3.50%, 3/1/2029(a)		1,935	1,865
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025		2,830	3,086
4.25%, 10/21/2025		1,815	2,041
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(b)(d)(e)		5,294	5,302
3.50%, 11/16/2026		6,460	7,058
3.85%, 1/26/2027		3,770	4,180
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)		20	22
(SOFR + 1.28%), 2.62%, 4/22/2032(b)		1,730	1,743
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(b)		2,665	3,010
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029(a)		1,728	1,762
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)		680	726
Graphic Packaging International LLC 3.50%, 3/15/2028(a)		573	570
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)		810	835
Gray Television, Inc.
5.88%, 7/15/2026(a)		400	413
7.00%, 5/15/2027(a)		373	403
Griffon Corp. 5.75%, 3/1/2028		2,160	2,279
HCA, Inc.
5.38%, 2/1/2025		5,855	6,551
5.88%, 2/15/2026		6,469	7,391
5.38%, 9/1/2026		1,000	1,131
4.50%, 2/15/2027		1,840	2,088
5.25%, 6/15/2049		1,190	1,465
Healthcare Trust of America Holdings LP REIT, 2.00%, 3/15/2031		2,150	2,034
Herc Holdings, Inc. 5.50%, 7/15/2027(a)		3,535	3,725
Hertz Corp. (The)
7.63%, 6/1/2022(a)(i)		680	744
5.50%, 10/15/2024(a)(i)		1,600	1,661
7.13%, 8/1/2026(a)(i)		265	283
6.00%, 1/15/2028(a)(i)		685	731
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)		720	746
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030		654	696
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		215	226
Hilton Worldwide Finance LLC 4.88%, 4/1/2027		1,611	1,678
Hologic, Inc.
4.63%, 2/1/2028(a)		210	218
3.25%, 2/15/2029(a)		595	580
Howmet Aerospace, Inc.
5.13%, 10/1/2024		622	680
5.90%, 2/1/2027		920	1,068
6.75%, 1/15/2028		83	99
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		1,413	1,567
Hyundai Capital America
1.30%, 1/8/2026(a)		1,430	1,417
3.50%, 11/2/2026(c)		2,600	2,820
3.50%, 11/2/2026(a)		8,025	8,704
iHeartCommunications, Inc.
6.38%, 5/1/2026		1,120	1,196
8.38%, 5/1/2027		1,908	2,040
5.25%, 8/15/2027(a)		1,140	1,180
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.00%, 12/21/2065(a)(b)		500	419
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.25%, 12/21/2065(a)(b)		535	464
International Game Technology plc
3.50%, 7/15/2024(c)	EUR	1,400	1,795
6.50%, 2/15/2025(a)		200	222
2.38%, 4/15/2028(c)	EUR	1,142	1,363
IQVIA, Inc.
2.88%, 9/15/2025(c)	EUR	325	402
1.75%, 3/15/2026(a)	EUR	756	929
5.00%, 10/15/2026(a)		2,390	2,479
5.00%, 5/15/2027(a)		1,355	1,419
2.88%, 6/15/2028(c)	EUR	2,699	3,393
2.25%, 3/15/2029(a)	EUR	480	584
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a)		287	298

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
REIT, 5.25%, 3/15/2028(a)		297	310
REIT, 5.00%, 7/15/2028(a)		2,000	2,064
ITC Holdings Corp. 2.95%, 5/14/2030(a)		8,165	8,492
Jazz Securities DAC 4.38%, 1/15/2029(a)		915	941
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)		36	38
JBS USA LUX SA
6.75%, 2/15/2028(a)		372	407
6.50%, 4/15/2029(a)		298	333
JELD-WEN, Inc.
6.25%, 5/15/2025(a)		500	535
4.88%, 12/15/2027(a)		620	640
Kennedy-Wilson, Inc. 4.75%, 3/1/2029		1,000	1,024
Kraft Heinz Foods Co. 2.25%, 5/25/2028(c)	EUR	700	924
L Brands, Inc. 7.50%, 6/15/2029		196	225
L3Harris Technologies, Inc. 4.85%, 4/27/2035		2,510	3,093
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)		2,175	2,316
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(a)		236	238
REIT, 5.25%, 10/1/2025(a)		233	237
Lamar Media Corp. 4.00%, 2/15/2030		185	186
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)		1,510	1,564
Level 3 Financing, Inc.
5.38%, 5/1/2025		1,231	1,258
5.25%, 3/15/2026		38	39
4.63%, 9/15/2027(a)		1,925	1,978
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)		1,670	1,700
4.75%, 10/15/2027(a)		1,015	1,037
3.75%, 1/15/2028(a)		100	100
Lumen Technologies, Inc. Series W, 6.75%, 12/1/2023		285	314
Series Y, 7.50%, 4/1/2024		915	1,025
5.63%, 4/1/2025		2,779	2,981
5.13%, 12/15/2026(a)		1,930	1,999
4.00%, 2/15/2027(a)		260	263
Series G, 6.88%, 1/15/2028		184	205
Macy’s, Inc. 8.38%, 6/15/2025(a)		1,155	1,276
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)(i)		1,135	698
Marriott International, Inc. 4.63%, 6/15/2030		675	761
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026		437	456
4.75%, 1/15/2028		15	15
Masonite International Corp. 5.38%, 2/1/2028(a)		95	100
Mattel, Inc.
3.15%, 3/15/2023		243	248
6.75%, 12/31/2025(a)		586	617
3.75%, 4/1/2029(a)		2,790	2,856
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)		570	575
7.25%, 4/15/2025(a)		630	620
Meredith Corp.
6.50%, 7/1/2025(a)		130	140
6.88%, 2/1/2026		1,326	1,385
MetLife, Inc.
6.40%, 12/15/2036		435	555
9.25%, 4/8/2038(a)		2,690	4,026
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027		258	286
MGM Resorts International
6.00%, 3/15/2023		3,460	3,692
6.75%, 5/1/2025		2,885	3,093
4.63%, 9/1/2026		307	323
Microchip Technology, Inc. 4.25%, 9/1/2025(a)		3,610	3,792
Molina Healthcare, Inc. 3.88%, 11/15/2030(a)		800	815
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025(b)		2,015	2,137
(SOFR + 0.88%), 1.59%, 5/4/2027(b)		2,470	2,492
(SOFR + 1.14%), 2.70%, 1/22/2031(b)		3,930	4,056
(SOFR + 3.12%), 3.62%, 4/1/2031(b)		4,790	5,275
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(b)		3,985	4,555
MPLX LP
4.13%, 3/1/2027		905	1,014
4.00%, 3/15/2028		1,245	1,380
Nabors Industries Ltd. 7.25%, 1/15/2026(a)		345	300
Navient Corp. 5.00%, 3/15/2027		385	392
NCR Corp.
5.75%, 9/1/2027(a)		955	1,005
5.00%, 10/1/2028(a)		2,595	2,667
5.13%, 4/15/2029(a)		400	410
6.13%, 9/1/2029(a)		2,290	2,488
Netflix, Inc.
3.00%, 6/15/2025(c)	EUR	671	889
4.38%, 11/15/2026		92	104
4.88%, 4/15/2028		2,665	3,066
5.88%, 11/15/2028		375	454
4.63%, 5/15/2029	EUR	2,700	4,100
3.88%, 11/15/2029(c)	EUR	2,450	3,571
5.38%, 11/15/2029(a)		1,036	1,225

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
3.63%, 6/15/2030(c)	EUR	1,000	1,442
4.88%, 6/15/2030(a)		272	313
New Albertsons LP
7.45%, 8/1/2029		197	229
8.00%, 5/1/2031		480	589
Newell Brands, Inc.
4.70%, 4/1/2026(f)		1,625	1,826
6.00%, 4/1/2046(f)		300	380
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)		912	964
4.75%, 11/1/2028(a)		1,160	1,182
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		2,499	2,489
NGL Energy Operating LLC 7.50%, 2/1/2026(a)		562	585
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)		326	335
NIKE, Inc. 3.38%, 3/27/2050		1,250	1,344
Novelis Corp.
5.88%, 9/30/2026(a)		255	266
4.75%, 1/30/2030(a)		615	646
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029(a)	EUR	398	501
NRG Energy, Inc.
3.75%, 6/15/2024(a)		3,480	3,718
6.63%, 1/15/2027		1,018	1,056
5.75%, 1/15/2028		200	212
Nuance Communications, Inc. 5.63%, 12/15/2026		1,883	1,981
Occidental Petroleum Corp.
3.50%, 6/15/2025		1,005	1,006
8.00%, 7/15/2025		1,760	2,070
5.88%, 9/1/2025		1,740	1,886
8.88%, 7/15/2030		1,005	1,288
6.63%, 9/1/2030		770	882
OI European Group BV
4.00%, 3/15/2023(a)		190	195
3.13%, 11/15/2024(c)	EUR	1,400	1,767
ON Semiconductor Corp. 3.88%, 9/1/2028(a)		2,749	2,790
OneMain Finance Corp.
5.63%, 3/15/2023		625	662
7.13%, 3/15/2026		1,187	1,381
4.00%, 9/15/2030		1,490	1,442
Oracle Corp.
2.88%, 3/25/2031		3,630	3,718
3.95%, 3/25/2051		4,020	4,175
Organon Finance 1 LLC
2.88%, 4/30/2028(a)	EUR	556	688
4.13%, 4/30/2028(a)		2,880	2,909
Outfront Media Capital LLC
6.25%, 6/15/2025(a)		400	424
5.00%, 8/15/2027(a)		175	181
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025(a)		241	257
6.63%, 5/13/2027(a)		1,130	1,227
Pacific Gas and Electric Co.
3.45%, 7/1/2025		3,588	3,763
2.95%, 3/1/2026		1,006	1,030
3.30%, 3/15/2027		2,352	2,417
4.65%, 8/1/2028		4,230	4,632
4.55%, 7/1/2030		1,280	1,346
4.60%, 6/15/2043		1,853	1,810
4.75%, 2/15/2044		294	290
4.00%, 12/1/2046		1,150	1,031
4.95%, 7/1/2050		968	978
PacifiCorp 3.30%, 3/15/2051		1,760	1,796
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)		248	253
PBF Holding Co. LLC 6.00%, 2/15/2028		475	350
Penske Automotive Group, Inc. 5.50%, 5/15/2026		520	536
Performance Food Group, Inc.
6.88%, 5/1/2025(a)		200	213
5.50%, 10/15/2027(a)		209	218
PetSmart, Inc.
4.75%, 2/15/2028(a)		1,855	1,921
7.75%, 2/15/2029(a)		1,000	1,101
Pfizer, Inc.
2.55%, 5/28/2040		890	863
2.70%, 5/28/2050		1,750	1,653
Philip Morris International, Inc. 2.10%, 5/1/2030		860	840
Phillips 66 2.15%, 12/15/2030		1,037	1,001
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)		2,155	2,355
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)		305	324
Plantronics, Inc. 4.75%, 3/1/2029(a)		1,120	1,067
Post Holdings, Inc.
5.75%, 3/1/2027(a)		500	523
5.50%, 12/15/2029(a)		1,409	1,505
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)		3,906	4,013
Prestige Brands, Inc. 5.13%, 1/15/2028(a)		1,270	1,327
Prime Security Services Borrower LLC 5.75%, 4/15/2026(a)		750	820
PTC, Inc. 4.00%, 2/15/2028(a)		315	322
Quicken Loans LLC
5.25%, 1/15/2028(a)		1,000	1,046
3.63%, 3/1/2029(a)		540	526
Rain CII Carbon LLC 7.25%, 4/1/2025(a)		925	950
Range Resources Corp. 8.25%, 1/15/2029(a)		340	379
Raytheon Technologies Corp.
3.50%, 3/15/2027		6,830	7,560
4.13%, 11/16/2028		2,620	2,987
3.75%, 11/1/2046		1,880	2,030
RBS Global, Inc. 4.88%, 12/15/2025(a)		770	788
Realty Income Corp. REIT, 3.00%, 1/15/2027		1,785	1,926

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)		1,735	1,705
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027		3,579	3,636
REIT, 4.50%, 2/15/2029(a)		755	751
Rite Aid Corp.
7.50%, 7/1/2025(a)		1,264	1,311
8.00%, 11/15/2026(a)		2,023	2,100
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030		2,608	2,956
Sabre GLBL, Inc. 7.38%, 9/1/2025(a)		975	1,051
SBA Communications Corp.
REIT, 4.88%, 9/1/2024		330	337
REIT, 3.88%, 2/15/2027		1,200	1,227
REIT, 3.13%, 2/1/2029(a)		2,175	2,088
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		458	472
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		1,195	1,253
4.50%, 10/15/2029		1,385	1,442
4.00%, 4/1/2031(a)		2,495	2,464
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)		515	501
5.38%, 1/15/2031(a)		100	100
Sempra Energy 3.80%, 2/1/2038		1,865	2,033
Sensata Technologies BV
5.00%, 10/1/2025(a)		129	143
4.00%, 4/15/2029(a)		5,285	5,295
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)		286	279
Service Corp. International
5.13%, 6/1/2029		325	352
3.38%, 8/15/2030		974	946
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026		3,000	3,278
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR	2,100	2,580
2.25%, 6/1/2028	EUR	333	408
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)		183	188
5.38%, 7/15/2026(a)		145	149
5.00%, 8/1/2027(a)		3,307	3,456
5.50%, 7/1/2029(a)		251	272
4.13%, 7/1/2030(a)		940	942
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)		625	630
5.50%, 4/15/2027(a)		3,665	3,805
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)		984	1,058
SM Energy Co. 5.00%, 1/15/2024		56	54
Southern California Edison Co.
Series A, 4.20%, 3/1/2029		2,217	2,477
Series 13-A, 3.90%, 3/15/2043		564	577
Series C, 4.13%, 3/1/2048		975	1,008
3.65%, 2/1/2050		1,513	1,485
Southwestern Energy Co.
6.45%, 1/23/2025(f)		1,080	1,183
8.38%, 9/15/2028		630	698
Spectrum Brands, Inc.
5.75%, 7/15/2025		84	86
4.00%, 10/1/2026(c)	EUR	1,450	1,809
5.00%, 10/1/2029(a)		1,550	1,635
5.50%, 7/15/2030(a)		2,031	2,178
3.88%, 3/15/2031(a)		2,435	2,368
Sprint Capital Corp. 8.75%, 3/15/2032		1,686	2,500
Sprint Corp.
7.88%, 9/15/2023		4,006	4,539
7.63%, 2/15/2025		4,080	4,824
7.63%, 3/1/2026		756	919
SRS Distribution, Inc.
4.63%, 7/1/2028(a)		300	303
6.13%, 7/1/2029(a)		245	250
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)		3,060	3,241
Standard Industries, Inc.
2.25%, 11/21/2026(c)	EUR	482	579
5.00%, 2/15/2027(a)		34	35
4.75%, 1/15/2028(a)		3,900	4,054
Staples, Inc.
7.50%, 4/15/2026(a)		2,600	2,696
10.75%, 4/15/2027(a)		1,210	1,239
Station Casinos LLC 5.00%, 10/1/2025(a)		200	204
Stellantis NV
3.88%, 1/5/2026(c)	EUR	550	770
4.50%, 7/7/2028(c)	EUR	700	1,057
Summit Materials LLC
5.13%, 6/1/2025(a)		436	442
5.25%, 1/15/2029(a)		583	615
Switch Ltd. 3.75%, 9/15/2028(a)		1,645	1,633
Synaptics, Inc. 4.00%, 6/15/2029(a)		2,300	2,282
Sysco Corp. 3.30%, 2/15/2050		1,910	1,858
Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)		1,947	2,126
6.00%, 12/31/2030(a)		600	612
Targa Resources Partners LP
5.00%, 1/15/2028		1,272	1,329
4.00%, 1/15/2032(a)		1,300	1,289
TEGNA, Inc. 4.63%, 3/15/2028		505	516
Tempur Sealy International, Inc.
5.50%, 6/15/2026		1,520	1,563
4.00%, 4/15/2029(a)		4,135	4,144
Tenet Healthcare Corp.
6.75%, 6/15/2023		1,400	1,521
4.63%, 9/1/2024(a)		89	91
5.13%, 5/1/2025		1,770	1,794
4.88%, 1/1/2026(a)		4,850	5,008
6.25%, 2/1/2027(a)		3,565	3,716
5.13%, 11/1/2027(a)		837	874

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Tenneco, Inc. 5.00%, 7/15/2026		590	586
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)		344	354
5.00%, 1/31/2028(a)		260	273
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡(i)		250	1
8.50%, 12/1/2021‡(i)		125	—	(k)
Thermo Fisher Scientific, Inc. 1.50%, 10/1/2039	EUR	1,500	1,823
TI Automotive Finance plc 3.75%, 4/15/2029(a)	EUR	513	630
T-Mobile USA, Inc.
4.50%, 2/1/2026		1,625	1,665
3.75%, 4/15/2027		6,130	6,739
4.75%, 2/1/2028		1,515	1,619
3.88%, 4/15/2030		4,766	5,224
2.25%, 11/15/2031		708	679
3.00%, 2/15/2041		1,430	1,341
4.50%, 4/15/2050		6,750	7,639
3.30%, 2/15/2051		1,170	1,101
TransDigm, Inc. 6.25%, 3/15/2026(a)		488	514
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)		178	177
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)		126	123
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)		122	120
Transocean, Inc. 11.50%, 1/30/2027(a)		193	192
Travel + Leisure Co.
4.25%, 3/1/2022		18	18
6.60%, 10/1/2025(f)		243	274
6.00%, 4/1/2027(f)		99	109
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)		946	964
TripAdvisor, Inc. 7.00%, 7/15/2025(a)		2,317	2,494
Triumph Group, Inc. 7.75%, 8/15/2025		715	731
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(b)(d)(e)		5,940	6,638
UGI International LLC 3.25%, 11/1/2025(c)	EUR	1,921	2,394
United Rentals North America, Inc.
5.88%, 9/15/2026		1,565	1,630
5.50%, 5/15/2027		2,645	2,797
4.88%, 1/15/2028		195	206
3.88%, 2/15/2031		438	440
United States Cellular Corp. 6.70%, 12/15/2033		2,794	3,367
United States Steel Corp. 6.88%, 3/1/2029		525	550
Vail Resorts, Inc. 6.25%, 5/15/2025(a)		2,800	2,975
Verizon Communications, Inc.
1.75%, 1/20/2031		3,960	3,721
2.55%, 3/21/2031		4,805	4,832
2.65%, 11/20/2040		905	834
3.40%, 3/22/2041		3,770	3,834
2.88%, 11/20/2050		2,600	2,344
3.55%, 3/22/2051		5,175	5,248
ViacomCBS, Inc. 4.38%, 3/15/2043		2,020	2,197
VICI Properties LP
REIT, 3.50%, 2/15/2025(a)		220	224
REIT, 4.25%, 12/1/2026(a)		893	918
REIT, 3.75%, 2/15/2027(a)		240	243
REIT, 4.63%, 12/1/2029(a)		614	639
REIT, 4.13%, 8/15/2030(a)		245	249
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)		3,860	3,841
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)		332	343
3.70%, 1/30/2027(a)		5,300	5,572
5.63%, 2/15/2027(a)		820	851
Wabash National Corp. 5.50%, 10/1/2025(a)		1,355	1,392
Welbilt, Inc. 9.50%, 2/15/2024		295	310
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(b)(d)(e)		4,790	4,910
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(b)		7,030	7,641
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)		3,320	3,668
(SOFR + 1.26%), 2.57%, 2/11/2031(b)		4,205	4,300
4.90%, 11/17/2045		1,210	1,481
WESCO Distribution, Inc. 7.13%, 6/15/2025(a)		1,150	1,242
William Carter Co. (The) 5.63%, 3/15/2027(a)		752	788
WMG Acquisition Corp.
3.63%, 10/15/2026(c)	EUR	1,350	1,691
3.00%, 2/15/2031(a)		1,306	1,233
Wolverine Escrow LLC 9.00%, 11/15/2026(a)		1,267	1,242
WP Carey, Inc. REIT, 2.40%, 2/1/2031		580	565
WPX Energy, Inc.
8.25%, 8/1/2023		583	667
5.75%, 6/1/2026		373	389
5.88%, 6/15/2028		439	483

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)		1,875	1,999
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)		2,684	2,780
Xcel Energy, Inc.
3.40%, 6/1/2030		840	912
3.50%, 12/1/2049		1,061	1,097
XPO Logistics, Inc.
6.13%, 9/1/2023(a)		484	489
6.75%, 8/15/2024(a)		592	619
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)		688	673
Zoetis, Inc. 2.00%, 5/15/2030		1,840	1,797

			1,097,309

TOTAL CORPORATE BONDS (Cost $1,951,037)			2,024,600

FOREIGN GOVERNMENT SECURITIES — 19.5%
Angola — 0.1%
Republic of Angola 8.00%, 11/26/2029(c)		3,420	3,477

Bahrain — 0.3%
Kingdom of Bahrain
5.45%, 9/16/2032(a)		4,812	4,732
6.00%, 9/19/2044(c)		5,641	5,260
7.50%, 9/20/2047(c)		2,297	2,426

			12,418

China — 2.5%
People’s Republic of China 3.27%, 11/19/2030	CNY	585,000	93,315

Colombia — 0.3%
Republic of Colombia 3.13%, 4/15/2031		3,460	3,326
Titulos de Tesoreria 7.00%, 6/30/2032	COP	25,737,400	6,654

			9,980

Czech Republic — 0.3%
Czech Republic 2.00%, 10/13/2033	CZK	260,690	12,667

Dominican Republic — 0.4%
Dominican Republic Government Bond
6.88%, 1/29/2026(a)		2,390	2,779
4.88%, 9/23/2032(a)		4,140	4,247
6.85%, 1/27/2045(c)		1,680	1,900
6.40%, 6/5/2049(c)		1,068	1,144
5.88%, 1/30/2060(a)		5,927	5,831

			15,901

Egypt — 0.5%
Arab Republic of Egypt
5.75%, 5/29/2024(a)		2,260	2,410
7.60%, 3/1/2029(a)		3,830	4,263
5.88%, 2/16/2031(a)		5,106	5,015
7.05%, 1/15/2032(a)		1,870	1,948
7.63%, 5/29/2032(a)		2,800	3,032
8.70%, 3/1/2049(c)		3,300	3,548

			20,216

El Salvador — 0.1%
Republic of El Salvador
5.88%, 1/30/2025(c)		2,960	2,868
6.38%, 1/18/2027(c)		3,000	2,936

			5,804

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(c)		6,898	6,365

Ghana — 0.2%
Republic of Ghana
7.63%, 5/16/2029(c)		3,220	3,290
8.63%, 6/16/2049(c)		3,420	3,334

			6,624

Hungary — 0.1%
Hungary Government Bond 7.63%, 3/29/2041		3,250	5,276

Indonesia — 1.2%
Republic of Indonesia
7.00%, 9/15/2030	IDR	55,105,000	3,998
6.50%, 2/15/2031	IDR	204,327,000	14,368
8.38%, 3/15/2034	IDR	29,527,000	2,289
7.50%, 4/15/2040	IDR	337,046,000	24,456

			45,111

Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050		7,840	8,131

Italy — 4.9%
Buoni Poliennali del Tesoro
0.95%, 9/15/2027(c)	EUR	55,310	69,765
0.25%, 3/15/2028(c)	EUR	52,890	63,488
Italian Republic Government Bond
0.88%, 5/6/2024		13,407	13,404
2.38%, 10/17/2024		20,243	21,114
2.88%, 10/17/2029		15,840	16,267

			184,038

Ivory Coast — 0.3%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(c)		2,330	2,591
6.88%, 10/17/2040(a)	EUR	7,400	9,832

			12,423

Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039		1,396	1,964
7.88%, 7/28/2045		2,823	3,909

			5,873

Jordan — 0.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026(c)		3,059	3,311
5.85%, 7/7/2030(a)		5,830	6,047
7.38%, 10/10/2047(c)		2,490	2,629

			11,987

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Kazakhstan — 0.2%
Republic of Kazakhstan 1.50%, 9/30/2034(a)	EUR	6,252	7,644

Kenya — 0.2%
Republic of Kenya 6.88%, 6/24/2024(c)		5,630	6,250

Lebanon — 0.0%(j)
Lebanese Republic
6.65%, 4/22/2024(c)(i)		3,207	420
6.65%, 11/3/2028(c)(i)		3,134	409

			829

Malaysia — 0.4%
Malaysia Government Bond 3.83%, 7/5/2034	MYR	59,710	14,381

Mexico — 1.2%
Mex Bonos Desarr Fix Rt
Series M 20, 8.50%, 5/31/2029	MXN	254,500	14,331
7.75%, 5/29/2031	MXN	293,570	15,876
United Mexican States
3.77%, 5/24/2061		7,068	6,475
3.75%, 4/19/2071		11,835	10,621

			47,303

Morocco — 0.2%
Kingdom of Morocco
1.50%, 11/27/2031(a)	EUR	4,250	4,869
3.00%, 12/15/2032(a)		2,519	2,418

			7,287

Nigeria — 0.3%
Federal Republic of Nigeria 7.63%, 11/28/2047(c)		10,214	10,293

Pakistan — 0.4%
Islamic Republic of Pakistan
6.00%, 4/8/2026(a)		5,154	5,276
7.38%, 4/8/2031(a)		6,069	6,342
Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/2021(c)		3,950	3,982

			15,600

Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026(c)		4,180	4,730
5.00%, 4/15/2026(a)		360	407
4.95%, 4/28/2031(a)		1,420	1,610
5.60%, 3/13/2048(c)		990	1,139
5.40%, 3/30/2050(c)		2,278	2,592

			10,478

Philippines — 0.1%
Republic of Philippines 2.95%, 5/5/2045		5,550	5,287

Portugal — 0.4%
Portuguese Republic 5.13%, 10/15/2024(c)		12,380	14,124

Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046(c)		528	644
5.10%, 4/23/2048(c)		5,270	6,840
4.40%, 4/16/2050(a)		2,960	3,515

			10,999

Romania — 0.5%
Romania Government Bond
4.15%, 10/24/2030	RON	39,800	10,552
2.63%, 12/2/2040(a)	EUR	2,662	3,202
4.63%, 4/3/2049(a)	EUR	3,467	5,296

			19,050

Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033(c)		6,380	6,736
6.75%, 3/13/2048(c)		6,320	6,432

			13,168

Serbia — 0.4%
Republic of Serbia
1.50%, 6/26/2029(a)	EUR	7,700	9,343
1.65%, 3/3/2033(a)	EUR	4,552	5,365

			14,708

South Africa — 1.6%
Republic of South Africa 4.30%, 10/12/2028		3,700	3,816
Series R213, 7.00%, 2/28/2031	ZAR	317,840	19,705
8.88%, 2/28/2035	ZAR	470,370	30,606
Series 2037, 8.50%, 1/31/2037	ZAR	21,949	1,350
6.25%, 3/8/2041		1,788	1,943
5.75%, 9/30/2049		2,140	2,153

			59,573

Ukraine — 0.3%
Ukraine Government Bond
7.75%, 9/1/2026(c)		7,830	8,725
7.38%, 9/25/2032(c)		2,490	2,642

			11,367

United Arab Emirates — 0.2%
United Arab Emirates Government Bond 4.00%, 7/28/2050(a)		6,850	6,251

Uruguay — 0.1%
Oriental Republic of Uruguay 5.10%, 6/18/2050		4,435	5,600

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $722,452)			739,798

LOAN ASSIGNMENTS — 6.6%(l)
Canada — 0.0%(j)
Concordia Healthcare Corp., Initial Dollar Term Loan (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(b)		663	659
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(b)		961	932

			1,591

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Luxembourg — 0.2%
Intelsat Jackson Holdings, 1st Lien Term Loan (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(b)	1,084	1,100
Nestle Skin Health, Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)	5,191	5,205
		—

		6,305

Netherlands — 0.0%(j)
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(b)	1,312	1,306

United Kingdom — 0.0%(j)
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)	547	543

United States — 6.4%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(b)	4,000	4,004
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2-Month + 3.25%; ICE LIBOR USD 3-Month + 3.25%), 4.25%, 8/30/2024(b)	3,631	3,635
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)	5,035	5,045
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 5/12/2028(b)	1,520	1,523
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027(b)	3,100	3,093
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(b)	4,040	4,028
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(b)	3,982	3,987
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)	1,988	1,985
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	2,637	2,640
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(b)	1,990	1,985
Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.25%, 11/8/2027(b)	5,976	5,991
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(b)	1,800	1,798
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(b)	4,435	4,404
Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 11/1/2026(b)	5,487	5,455
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024(b)	4,282	4,173
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%), 4.75%, 12/31/2027(b)(m)	4,200	4,183
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(b)	5,500	5,454
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(b)	513	506
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(b)	4,909	4,915
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(b)	783	776
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(b)	506	505

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(b)	333	331
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(b)(n)	1,667	1,587
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2-Month + 3.50%; ICE LIBOR USD 3-Month + 3.50%), 3.69%, 8/21/2026(b)	100	96
Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027(b)	4,012	4,005
Conair Holdings LLC , 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.75%), 2.13%, 5/17/2028(b)(m)	2,350	2,359
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027(b)	4,820	4,819
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/2/2027(b)	3,632	3,616
Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027(b)	1,286	1,347
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(b)	1,276	913
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(b)	1,110	1,109
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(b)	1,194	1,190
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/13/2025(b)	267	256
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 5/3/2025(b)	156	156
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(b)	489	416
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(i)	58	24
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(b)(i)	257	—
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(b)	2,000	2,002
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 3/31/2027(b)	4,895	4,877
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.20%, 12/30/2026(b)	1,990	1,981
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 8/27/2025(b)	922	889
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)(m)	6,802	6,785
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	1,959	1,958
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	6,514	6,523
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(b)(m)	4,300	4,275
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(b)	3,811	3,696
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/30/2025(b)	1,990	1,984
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2-Month + 2.75%; ICE LIBOR USD 3-Month + 2.75%), 2.93%, 4/25/2025(b)	453	448
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 1/29/2026(b)(m)	2,150	2,140

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(b)	5,527	5,492
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/30/2028(b)(m)	4,000	4,002
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(b)(m)	4,550	4,550
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(b)(m)	2,800	2,779
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	1,077	1,072
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(b)	3,017	3,015
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(b)(m)	3,600	3,615
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 7/1/2026(b)	4,130	4,116
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028(b)(m)	4,200	4,183
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024‡(b)	414	433
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(b)	408	355
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(b)	1,123	1,122
Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 3/6/2028(b)	3,000	3,008
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(b)	1,887	1,874
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(b)(m)	4,250	4,249
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(b)	763	756
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(b)	350	344
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 10/15/2025(b)	600	598
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(b)	4,980	4,976
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(b)	3,460	3,452
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1-Month + 2.75%; ICE LIBOR USD 3-Month + 2.75%), 3.50%, 9/23/2026(b)	2,920	2,918
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(b)(m)	3,257	3,182
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.44%, 5/16/2025(b)	583	583
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/8/2024(b)	327	324
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/4/2027(b)	1,901	1,891
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027(b)	3,721	3,740
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(b)	5,000	4,948

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(b)		920	923
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/3/2023(b)		2,984	2,980
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.65%, 5/18/2026(b)		175	164
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)		1,476	1,459
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)		1,114	1,101
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.18%, 4/16/2026(b)		64	62
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)		2,961	2,954
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)		976	940
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 3/24/2028(b)		5,100	5,085
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(b)		3,200	3,196
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(b)		3,347	3,347
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026(b)		779	778
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(b)		3,632	3,636
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 5/4/2026(b)		995	996
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.20%, 5/16/2024(b)		208	206
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(b)		3,385	3,393
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(b)		2,637	2,648
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(b)(m)		1,259	1,251
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(b)		2,686	2,664
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.10%, 1/24/2027(b)		1,268	1,256

			240,483

TOTAL LOAN ASSIGNMENTS (Cost $250,162)			250,228

CONVERTIBLE BONDS — 4.1%
Austria — 0.1%
ams AG 2.13%, 11/3/2027(c)	EUR	2,000	2,371

China — 0.3%
GDS Holdings Ltd. 2.00%, 6/1/2025		2,500	3,933
Huazhu Group Ltd. 0.38%, 11/1/2022		3,860	5,146

			9,079

Israel — 0.1%
Nice Ltd. Zero Coupon, 9/15/2025(a)		4,431	4,482

United States — 3.6%
Air Transport Services Group, Inc. 1.13%, 10/15/2024		1,750	1,810
Alarm.com Holdings, Inc.
Zero Coupon, 1/15/2026(a)		2,379	2,165
Allegheny Technologies, Inc.
3.50%, 6/15/2025(a)		3,450	6,035
Bentley Systems, Inc. 0.13%, 1/15/2026(a)		1,806	2,030

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Box, Inc. Zero Coupon, 1/15/2026(a)	2,759	3,114
Callaway Golf Co. 2.75%, 5/1/2026	1,433	3,150
Cree, Inc. 0.88%, 9/1/2023	785	1,335
DISH Network Corp. Zero Coupon, 12/15/2025(a)	3,030	3,636
Dropbox, Inc. Zero Coupon, 3/1/2028(a)	4,910	5,020
Envestnet, Inc. 1.75%, 6/1/2023	3,505	4,186
Everbridge, Inc. Zero Coupon, 3/15/2026(a)	4,214	4,061
FireEye, Inc. 0.88%, 6/1/2024	2,320	2,751
Ford Motor Co. Zero Coupon, 3/15/2026(a)	3,583	3,940
Fortive Corp. 0.88%, 2/15/2022	4,080	4,098
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028(a)	4,110	4,361
Guess?, Inc. 2.00%, 4/15/2024	1,845	2,441
II-VI, Inc. 0.25%, 9/1/2022	3,835	5,724
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	3,612
JetBlue Airways Corp. 0.50%, 4/1/2026(a)	2,490	2,713
Kite Realty Group LP REIT, 0.75%, 4/1/2027(a)	2,091	2,113
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	4,651
Lyft, Inc. 1.50%, 5/15/2025(a)	3,250	5,278
Microchip Technology, Inc. 1.63%, 2/15/2027	2,565	5,965
Nutanix, Inc. Zero Coupon, 1/15/2023	3,430	3,447
ON Semiconductor Corp. Zero Coupon, 5/1/2027(a)	5,800	6,076
Palo Alto Networks, Inc. 0.38%, 6/1/2025(a)	4,190	5,621
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	3,775
PetIQ, Inc. 4.00%, 6/1/2026(a)	730	1,148
Silicon Laboratories, Inc. 0.63%, 6/15/2025(a)	4,285	5,564
Snap, Inc. 0.75%, 8/1/2026	1,325	3,663
Zero Coupon, 5/1/2027(a)	1,266	1,302
Southwest Airlines Co. 1.25%, 5/1/2025	2,750	4,682
Square, Inc. 0.50%, 5/15/2023	628	1,792
Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	1,208
TripAdvisor, Inc. 0.25%, 4/1/2026(a)	4,350	4,191
Twitter, Inc. Zero Coupon, 3/15/2026(a)	3,180	2,922
Vail Resorts, Inc. Zero Coupon, 1/1/2026(a)	2,210	2,351
Vocera Communications, Inc. 1.50%, 5/15/2023	690	850
Zynga, Inc. Zero Coupon, 12/15/2026(a)	4,425	4,768

		137,549

TOTAL CONVERTIBLE BONDS (Cost $133,033)		153,481

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Notes 0.50%, 2/28/2026(Cost $126,829)	128,480	126,954

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Cayman Islands — 0.1%
GPMT Ltd. Series 2018-FL1, Class B, 1.65%, 11/21/2035‡(a)(g)	2,520	2,510

United States — 3.0%
A10 Revolving Asset Financing I LLC 6.18%, 1/9/2020‡(a)(g)	250	250
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(a)	4,375	4,011
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 5.82%, 2/10/2051(g)	2,550	2,642
BANK
Series 2019-BN16, Class C, 4.79%, 2/15/2052‡(g)	334	374
Series 2018-BN10, Class C, 4.16%, 2/15/2061‡(g)	1,168	1,253
Series 2018-BN13, Class C, 4.56%, 8/15/2061(g)	1,703	1,893
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062(g)	8,420	495

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-BN20, Class C, 3.65%, 9/15/2062‡(g)	2,556	2,677
Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063(g)	32,489	2,117
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052‡(g)	5,352	5,651
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050‡(g)	484	528
CD Mortgage Trust Series 2016-CD2, Class C, 4.02%, 11/10/2049‡(g)	303	315
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class C, 4.43%, 7/10/2047‡(g)	353	379
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	1,220	1,101
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(a)(g)	5,920	5,781
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	15
CSAIL Commercial Mortgage Trust Series 2021-C20, Class C, 3.73%, 3/15/2054‡(g)	1,666	1,748
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(g)	65,857	355
Series K729, Class X1, IO, 0.36%, 10/25/2024(g)	27,261	274
Series K731, Class X3, IO, 2.11%, 5/25/2025(g)	3,460	251
Series K739, Class X1, IO, 1.29%, 9/25/2027(g)	39,981	2,722
Series K078, Class X3, IO, 2.21%, 10/25/2028(g)	10,990	1,499
Series K108, Class X1, IO, 1.69%, 3/25/2030(g)	22,998	2,984
Series K117, Class X1, IO, 1.24%, 8/25/2030(g)	42,908	4,138
Series K-1511, Class X3, IO, 3.42%, 4/25/2034(g)	7,620	2,546
Series K153, Class X3, IO, 3.77%, 4/25/2035(g)	5,560	1,733
Series K036, Class X3, IO, 2.11%, 12/25/2041(g)	31,545	1,555
Series K720, Class X3, IO, 1.33%, 8/25/2042(g)	39,172	573
Series K041, Class X3, IO, 1.64%, 11/25/2042(g)	30,520	1,562
Series K718, Class X3, IO, 1.43%, 2/25/2043(g)	112,228	696
Series K054, Class X3, IO, 1.60%, 4/25/2043(g)	66,098	4,477
Series K047, Class X3, IO, 1.49%, 6/25/2043(g)	28,400	1,531
Series K050, Class X3, IO, 1.55%, 10/25/2043(g)	21,110	1,279
Series K052, Class X3, IO, 1.61%, 1/25/2044(g)	15,770	1,046
Series K726, Class X3, IO, 2.13%, 7/25/2044(g)	6,381	355
Series K067, Class X3, IO, 2.11%, 9/25/2044(g)	25,210	2,921
Series K729, Class X3, IO, 1.97%, 11/25/2044(g)	7,055	430
Series K724, Class X3, IO, 1.87%, 12/25/2044(g)	10,996	489
Series K071, Class X3, IO, 2.01%, 11/25/2045(g)	19,450	2,247
Series K072, Class X3, IO, 2.14%, 12/25/2045(g)	12,354	1,514
Series K089, Class X3, IO, 2.30%, 1/25/2046(g)	11,650	1,786
Series K088, Class X3, IO, 2.35%, 2/25/2047(g)	12,520	1,968
Series K094, Class X3, IO, 2.12%, 7/25/2047(g)	4,450	659
FNMA ACES
Series 2020-M39, Class X2, IO, 1.63%, 8/25/2031(g)	11,964	1,310
Series 2016-M4, Class X2, IO, 2.66%, 1/25/2039(g)	6,448	332
FREMF Series 2018-KF46, Class B, 2.06%, 3/25/2028(a)(g)	1,466	1,419
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.66%, 2/25/2024(a)(g)	625	621
Series 2017-KF31, Class B, 3.01%, 4/25/2024(a)(g)	685	677
Series 2017-KF36, Class B, 2.76%, 8/25/2024(a)(g)	719	719
Series 2017-KF38, Class B, 2.61%, 9/25/2024(a)(g)	509	509
Series 2017-KF41, Class B, 2.61%, 11/25/2024(a)(g)	362	359
Series 2018-KF42, Class B, 2.31%, 12/25/2024(a)(g)	949	947
Series 2018-KF45, Class B, 2.06%, 3/25/2025(a)(g)	440	437
Series 2018-KF47, Class B, 2.11%, 5/25/2025(a)(g)	357	350
Series 2016-KF24, Class B, 5.11%, 10/25/2026(a)(g)	172	175
Series 2017-KF40, Class B, 2.81%, 11/25/2027(a)(g)	537	530
Series 2018-KF50, Class B, 2.01%, 7/25/2028(a)(g)	1,318	1,298

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-K67, Class C, 3.94%, 9/25/2049(a)(g)	1,090	1,169
Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(g)	900	971
Series 2017-K728, Class B, 3.65%, 11/25/2050(a)(g)	4,200	4,520
Series 2017-K728, Class C, 3.65%, 11/25/2050(a)(g)	1,265	1,343
GNMA
Series 2013-48, IO, 0.58%, 7/16/2054(g)	19,617	469
Series 2017-9, IO, 0.62%, 1/16/2057(g)	11,731	518
Series 2017-151, IO, 0.71%, 9/16/2057(g)	3,915	202
Series 2016-157, IO, 0.89%, 11/16/2057(g)	10,252	589
Series 2016-119, IO, 0.90%, 4/16/2058(g)	6,597	314
Series 2017-54, IO, 0.59%, 12/16/2058(g)	7,518	356
Series 2017-23, IO, 0.63%, 5/16/2059(g)	7,695	367
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050‡(g)	605	634
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(a)(g)	648	653
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.27%, 7/15/2048‡(g)	860	913
Series 2015-C31, Class C, 4.62%, 8/15/2048‡(g)	395	424
JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.16%, 10/15/2050‡(g)	670	723
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.42%, 12/15/2049‡(g)	484	487
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044(g)	333	329
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(g)	1,980	1,059
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.05%, 2/15/2047‡(g)	364	392
Series 2015-C24, Class C, 4.34%, 5/15/2048‡(g)	607	645
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.33%, 11/14/2042‡(g)	1,019	1,007
Series 2015-MS1, Class B, 4.03%, 5/15/2048‡(g)	470	508
Series 2020-L4, Class C, 3.54%, 2/15/2053‡(g)	1,612	1,667
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(a)	84	84
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050‡(g)	1,795	2,011
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(g)	2,714	2,852
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(g)	1,312	1,344
Series 2020-1, Class AFX, 2.61%, 2/25/2050(a)(g)	3,532	3,604
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class C, 4.18%, 7/15/2048(g)	386	401
Series 2019-C49, Class C, 4.87%, 3/15/2052‡(g)	1,007	1,137

		114,195

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $118,205)		116,705

ASSET-BACKED SECURITIES — 3.1%
Cayman Islands — 0.3%
CFIP CLO Ltd. Series 2017-1A, Class A, 1.41%, 1/18/2030(a)(g)	5,200	5,199
LCM XVI LP Series 16A, Class A2R, 1.36%, 10/15/2031(a)(g)	1,860	1,859
OCP CLO Ltd. Series 2017-13A, Class A1A, 1.44%, 7/15/2030(a)(g)	4,160	4,165
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	274	281

		11,504

United States — 2.8%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(a)	692	692
ACC Trust Series 2019-1, Class A, 3.75%, 5/20/2022(a)	27	27
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033‡(a)	1,400	1,481

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 1.67%, 4/25/2034‡(g)	63	62
American Credit Acceptance Receivables Trust
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	460	479
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	670	695
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 0.91%, 2/25/2034‡(g)	63	61
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	680	725
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(a)	3,255	3,315
Series 2019-1A, Class C, 3.82%, 8/15/2024(a)	1,645	1,679
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	61	62
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.22%, 12/25/2032‡(g)	27	27
Series 2004-2, Class M1, 0.84%, 5/25/2034‡(g)	37	37
Series 2004-ECC2, Class M2, 1.07%, 12/25/2034‡(g)	990	993
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	930	939
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	1,060	1,086
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(a)	2,133	2,204
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	4,770	4,905
Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	3,083
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049(a)	1,812	1,924
DT Auto Owner Trust
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	1,524	1,542
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	645	658
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	3,067	3,182
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	900	962
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	1,880	1,927
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	1,790	1,874
Series 2018-3A, Class F, 6.55%, 8/25/2025(a)	880	939
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	1,570	1,642
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.81%, 8/25/2034‡(g)	75	75
Flagship Credit Auto Trust Series 2016-3, Class E, 6.25%, 10/15/2023(a)	910	919
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	608	612
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	600	609
Series 2020-FP1, Class C, 4.37%, 3/18/2027(a)	1,250	1,283
Fremont Home Loan Trust Series 2004-2, Class M2, 1.02%, 7/25/2034(g)	9	9
Home Equity Asset Trust Series 2004-6, Class M2, 0.99%, 12/25/2034‡(g)	39	39
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(a)	1,171	1,181
Marlette Funding Trust Series 2018-1A, Class D, 4.85%, 3/15/2028‡(a)	363	363
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 1.07%, 7/25/2034(g)	53	53
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(a)	93	100
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 0.95%, 1/25/2034‡(g)	18	18
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041(a)	8,680	8,713
New Century Home Equity Loan Trust Series 2003-4, Class M2, 2.82%, 10/25/2033‡(g)	2	2
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025‡	745	753
Series 2018, Class B, 4.61%, 2/9/2030‡	764	790
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(a)	1,493	1,513
Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	1,810	1,840
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	1,250	1,284
OneMain Financial Issuance Trust Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	1,102

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.44%, 4/25/2023(a)(g)	1,980	1,973
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.94%, 2/25/2023(a)(g)	1,400	1,399
Series 2018-GT2, Class A, 2.74%, 8/25/2025(a)(g)	3,690	3,680
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	490	497
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	1,145	1,183
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(a)	4,720	4,787
RASC Trust
Series 2005-EMX1, Class M1, 0.52%, 3/25/2035‡(g)	586	583
Series 2005-KS2, Class M1, 0.74%, 3/25/2035‡(g)	18	18
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(f)	108	114
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(f)	767	812
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	1,253	1,280
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(a)	625	632
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	2,760	2,917
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	2,960	3,132
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	4,000	4,215
Saxon Asset Securities Trust Series 2004-3, Class M1, 0.99%, 12/26/2034‡(g)	231	230
SoFi Consumer Loan Program Trust Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	730	749
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 1.09%, 10/25/2033‡(g)	58	58
Tesla Auto Lease Trust
Series 2020-A, Class E, 4.64%, 8/20/2024(a)	1,220	1,286
Series 2021-A, Class D, 1.34%, 3/20/2025(a)	3,826	3,837
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	780	812
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	1,220	1,254
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)	5,470	5,497
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,701	1,738
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	1,060	1,103
Series 2019-2A, Class F, 5.00%, 3/16/2026(a)	1,880	1,926

		104,172

TOTAL ASSET-BACKED SECURITIES (Cost $113,165)		115,676

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
United Kingdom — 0.1%
Brass NO 8 plc Series 8A, Class A1, 0.86%, 11/16/2066(a)(g)	1,452	1,460
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 0.92%, 12/22/2069(a)(g)	841	842
Permanent Master Issuer plc Series 2019-1A, Class 1A1, 0.73%, 7/15/2058(a)(g)	1,760	1,761

		4,063

United States — 2.5%
Acre Series 2017-B, 8.39%, 12/22/2021‡	1,636	1,620
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,742	2,741
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	56	56
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	945	929
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	2,028	2,060
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(g)	1,811	1,826
Angel Oak Mortgage Trust I LLC Series 2019-4, Class A3, 3.30%, 7/26/2049(a)(g)	610	617
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 2.79%, 2/25/2037(g)	34	34
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.84%, 5/25/2023(a)(g)	1,210	1,215
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,197	858
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(g)	930	934

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(g)	1,847	1,855
Deephaven Residential Mortgage Trust Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(g)	2,160	2,178
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 0.62%, 8/19/2045(g)	554	537
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.39%, 10/25/2048(a)(g)	1,450	1,464
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA4, Class M3, 3.99%, 4/25/2029(g)	2,680	2,783
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 6.70%, 8/15/2026(g)	294	26
Series 4304, Class DI, IO, 2.50%, 1/15/2027	194	6
Series 4030, Class IL, IO, 3.50%, 4/15/2027	199	12
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,017	52
Series 4057, Class UI, IO, 3.00%, 5/15/2027	549	27
Series 4120, Class UI, IO, 3.00%, 10/15/2027	498	23
Series 4323, Class IW, IO, 3.50%, 4/15/2028	113	5
Series 4311, Class QI, IO, 3.00%, 10/15/2028	602	25
Series 4324, Class AI, IO, 3.00%, 11/15/2028	369	19
Series 4313, Class UI, IO, 3.00%, 3/15/2029	804	52
Series 4280, Class KI, IO, 3.50%, 9/15/2031	450	14
Series 3459, Class JS, IF, IO, 6.15%, 6/15/2038(g)	254	49
Series 4119, Class LI, IO, 3.50%, 6/15/2039	85	2
Series 3907, Class AI, IO, 5.00%, 5/15/2040	14	—	(k)
Series 4018, Class HI, IO, 4.50%, 3/15/2041	168	15
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	211	31
Series 4173, Class I, IO, 4.00%, 3/15/2043	572	103
Series 4305, Class SK, IF, IO, 6.50%, 2/15/2044(g)	5,039	1,006
Series 4372, Class SY, IF, IO, 6.00%, 8/15/2044(g)	714	125
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,826	265
Series 4694, Class SA, IF, IO, 6.00%, 6/15/2047(g)	4,428	819
Series 4689, Class SD, IF, IO, 6.05%, 6/15/2047(g)	8,766	1,984
Series 4714, Class SA, IF, IO, 6.05%, 8/15/2047(g)	6,900	1,494
Series 4983, Class SY, IF, IO, 6.01%, 5/25/2050(g)	9,937	2,172
Series 5022, IO, 3.00%, 9/25/2050	9,798	1,518
Series 5023, Class MI, IO, 3.00%, 10/25/2050	16,723	2,922
Series 5072, Class DI, IO, 3.50%, 2/25/2051	16,280	2,875
FHLMC, STRIPS Series 319, Class S2, IF, IO, 5.90%, 11/15/2043(g)	10,851	2,055
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.09%, 7/25/2025(g)	510	519
Series 2016-C03, Class 2M2, 5.99%, 10/25/2028(g)	373	394
Series 2016-C06, Class 1M2, 4.34%, 4/25/2029(g)	1,258	1,312
Series 2017-C06, Class 1M2, 2.74%, 2/25/2030(g)	1,370	1,395
FNMA, REMIC
Series 2011-144, Class SA, IF, IO, 6.56%, 11/25/2025(g)	57	1
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	974	63
Series 2013-15, IO, 2.50%, 3/25/2028	1,518	75
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	1,037	76
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	550	30
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	306	13
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	4,678	318
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	3,729	404
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	830	88
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	47	2
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	16	—	(k)
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	45	2
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	69	3
Series 2012-93, Class SE, IF, IO, 6.01%, 9/25/2042(g)	2,290	483

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-93, Class SG, IF, IO, 6.01%, 9/25/2042(g)	495	105
Series 2012-133, Class NS, IF, IO, 6.06%, 12/25/2042(g)	4,467	909
Series 2014-14, Class SA, IF, IO, 5.86%, 4/25/2044(g)	7,276	1,619
Series 2015-40, Class LS, IF, IO, 6.08%, 6/25/2045(g)	3,537	685
Series 2015-85, Class SA, IF, IO, 5.53%, 11/25/2045(g)	4,512	907
Series 2016-25, Class SL, IF, IO, 5.91%, 5/25/2046(g)	4,483	961
Series 2016-39, Class LS, IF, IO, 5.91%, 7/25/2046(g)	13,468	3,071
Series 2016-61, Class ST, IF, IO, 5.91%, 9/25/2046(g)	9,097	2,155
Series 2016-75, Class SC, IF, IO, 6.01%, 10/25/2046(g)	11,416	2,146
Series 2017-13, Class AS, IF, IO, 5.96%, 2/25/2047(g)	8,302	1,907
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(g)	5,888	1,102
Series 2017-57, Class SA, IF, IO, 6.01%, 8/25/2057(g)	4,645	1,104
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	312	7
Series 401, Class C6, IO, 4.50%, 10/25/2029	421	20
GNMA
Series 2003-69, Class SB, IF, IO, 6.50%, 8/16/2033(g)	677	22
Series 2011-13, Class S, IF, IO, 5.85%, 1/16/2041(g)	499	88
Series 2017-107, Class KS, IF, IO, 6.10%, 7/20/2047(g)	6,360	1,193
Series 2019-42, Class SJ, IF, IO, 5.95%, 4/20/2049(g)	4,925	777
Series 2019-115, Class SD, IF, IO, 6.00%, 9/20/2049(g)	2,086	314
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065(g)	3,348	132
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	2,735	2,722
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(g)	138	59
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 0.29%, 8/19/2037(g)	142	136
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 0.45%, 5/25/2036(g)	2,094	1,974
LHOME Mortgage Trust Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(a)(f)	1,380	1,403
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(g)	198	199
OBX Trust Series 2020-EXP1, Class 2A1, 0.84%, 2/25/2060(a)(g)	793	797
P -stlb 9.25%, 10/11/2026‡	3,800	3,800
PRPM LLC
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(f)	872	877
Series 2020-3, Class A2, 5.07%, 9/25/2025(a)(f)	1,587	1,598
SART 4.75%, 7/15/2024	2,753	2,766
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(a)(g)	1,447	1,467
Series 2020-1, Class A1, 2.27%, 2/25/2050(a)(g)	2,411	2,442
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 2.79%, 2/25/2035(g)	152	162
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(f)	719	720
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060(a)(f)	1,909	1,937

		92,864

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,819)		96,927

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 0.2%
Canada — 0.0%(j)
Advanz Pharma Corp. Ltd.*	35		597

United States — 0.2%
California Resources Corp.*	55		1,585
Chesapeake Energy Corp.	2		84
Claire’s Stores, Inc.*‡	1		283
Clear Channel Outdoor Holdings, Inc.*	71		169
EP Energy Corp.*	11		889
Goodman Networks, Inc.*‡	1		—
iHeartMedia, Inc., Class A*	25		569
Moran Foods Backstop Equity*‡	23		131
MYT Holding Co.*‡	247		1,328
NMG, Inc.*	2		179
Oasis Petroleum, Inc.	26		2,328
Reminco LLC*‡	4		5
Vistra Common Equity*	—	(k)	1
Vistra Corp.	6		100
Whiting Petroleum Corp.*	20		905

			8,556

TOTAL COMMON STOCKS (Cost $5,583)			9,153

	Principal Amount ($000)
SUPRANATIONAL — 0.1%
African Export-Import Bank (The) 5.25%, 10/11/2023(c) (Cost $2,483)	2,380		2,576

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
United States — 0.1%
Claire’s Stores, Inc. *‡ (Cost $329)	1		1,950

	No. of Warrants (000)
WARRANTS — 0.0%(j)
United Kingdom — 0.0%(j)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	43		582

United States — 0.0%(j)
Chesapeake Energy Corp.
expiring 2/9/2026, price 27.63 USD*	5		136
expiring 2/9/2026, price 32.13 USD*	5		135
expiring 2/9/2026, price 36.18 USD*	3		66
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	1		11

			348

TOTAL WARRANTS (Cost $1)			930

	Shares (000)
PREFERRED STOCKS — 0.0%(j)
United States — 0.0%(j)
Goodman Networks, Inc. *‡	1		—	(k)
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡	419		423
Wells Fargo & Co., Series Z, 4.75%, 3/15/2025 ($25 par value)(o)	19		494

TOTAL PREFERRED STOCKS (Cost $845)			917

	No. of Rights (000)
RIGHTS — 0.0%(j)
United States — 0.0%(j)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	6		7

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(p)(q)(Cost $109,855)	109,803		109,858

Total Investments — 99.0% (Cost $3,629,798)			3,749,760
Other Assets Less Liabilities — 1.0%			39,033

Net Assets — 100.0%			3,788,793

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RON	Romanian Leu
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	1,393	06/2021	EUR	288,710	241
Canada 10 Year Bond	947	09/2021	CAD	112,985	215

					456

Short Contracts
Euro-Bobl	(668)	06/2021	EUR	(109,775)	200
Euro-Buxl	(161)	06/2021	EUR	(39,443)	1,396
Euro-OAT	(622)	06/2021	EUR	(121,663)	1,508
Long Gilt	(661)	09/2021	GBP	(119,368)	204
U.S. Treasury 2 Year Note	(31)	09/2021	USD	(6,843)	(1)
U.S. Treasury 5 Year Note	(897)	09/2021	USD	(111,067)	(100)
U.S. Treasury 10 Year Note	(2,461)	09/2021	USD	(324,467)	(274)
U.S. Treasury 10 Year Ultra Note	(1,777)	09/2021	USD	(257,249)	320
U.S. Treasury Long Bond	(391)	09/2021	USD	(61,094)	42
U.S. Treasury Ultra Bond	(963)	09/2021	USD	(177,974)	(430)

					2,865

					3,321

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	446	USD	541	HSBC Bank, NA	6/2/2021	3
EUR	1,115	USD	1,350	Royal Bank of Canada	6/2/2021	11
GBP	477	USD	676	TD Bank Financial Group	6/2/2021	2
USD	502	EUR	411	Royal Bank of Canada	6/2/2021	1
CAD	600	USD	495	Barclays Bank plc	6/22/2021	1
CAD	500	USD	411	TD Bank Financial Group	6/22/2021	2
CNY	9,565	USD	1,486	HSBC Bank, NA**	6/22/2021	15
CZK	552,063	USD	26,253	Barclays Bank plc	6/22/2021	187
CZK	806,201	USD	38,034	BNP Paribas	6/22/2021	578
EUR	31,371	CAD	46,071	Goldman Sachs International	6/22/2021	134
EUR	1,777	USD	2,153	Royal Bank of Canada	6/22/2021	15
EUR	500	USD	608	State Street Corp.	6/22/2021	2
IDR	152,657,891	USD	10,648	Barclays Bank plc**	6/22/2021	9
INR	4,044,463	USD	54,881	BNP Paribas**	6/22/2021	771
KRW	41,894,146	USD	37,130	Citibank, NA**	6/22/2021	476
MXN	201,365	USD	10,042	BNP Paribas	6/22/2021	44
MXN	111,850	USD	5,586	Goldman Sachs International	6/22/2021	16
PLN	71,130	USD	19,208	BNP Paribas	6/22/2021	141
PLN	67,763	USD	18,120	Goldman Sachs International	6/22/2021	314
USD	415	CAD	500	HSBC Bank, NA	6/22/2021	1
USD	19,171	COP	70,946,148	BNP Paribas**	6/22/2021	63
USD	19,162	CZK	399,142	BNP Paribas	6/22/2021	46
USD	732	EUR	600	Merrill Lynch International	6/22/2021	— (a)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	490	EUR	400	Royal Bank of Canada	6/22/2021	3
USD	611	EUR	500	State Street Corp.	6/22/2021	1
USD	18,875	MXN	376,165	State Street Corp.	6/22/2021	34
USD	13,663	MYR	56,495	BNP Paribas**	6/22/2021	7
ZAR	267,161	USD	18,991	Goldman Sachs International	6/22/2021	343

Total unrealized appreciation						3,220

USD	2,198	EUR	1,819	BNP Paribas	6/2/2021	(20)
USD	554	EUR	456	Merrill Lynch International	6/2/2021	(2)
USD	6,114	EUR	5,065	Royal Bank of Canada	6/2/2021	(63)
USD	517,498	EUR	427,612	State Street Corp.	6/2/2021	(3,954)
USD	5,756	EUR	4,797	TD Bank Financial Group	6/2/2021	(93)
USD	29,419	GBP	21,149	Citibank, NA	6/2/2021	(595)
USD	1,104	GBP	794	Merrill Lynch International	6/2/2021	(22)
USD	2,341	GBP	1,678	Royal Bank of Canada	6/2/2021	(40)
COP	97,254,223	USD	26,383	BNP Paribas**	6/22/2021	(189)
COP	18,524,628	USD	5,033	Citibank, NA**	6/22/2021	(43)
EUR	250	USD	306	Royal Bank of Canada	6/22/2021	(1)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

EUR	250	USD	305	Standard Chartered Bank	6/22/2021	— (a)
KRW	21,445,909	USD	19,259	BNP Paribas**	6/22/2021	(9)
MXN	231,415	USD	11,630	Citibank, NA	6/22/2021	(38)
USD	412	CAD	500	Merrill Lynch International	6/22/2021	(2)
USD	1,124	CAD	1,361	State Street Corp.	6/22/2021	(3)
USD	75,861	CNY	489,330	Citibank, NA**	6/22/2021	(933)
USD	270,352	EUR	222,910	HSBC Bank, NA	6/22/2021	(1,580)
USD	366	EUR	300	Royal Bank of Canada	6/22/2021	— (a)
USD	1,060	GBP	748	Royal Bank of Canada	6/22/2021	(2)
USD	88,177	ZAR	1,251,463	BNP Paribas	6/22/2021	(2,392)
ZAR	254,868	USD	18,538	Goldman Sachs International	6/22/2021	(93)
EUR	1,011	USD	1,233	HSBC Bank, NA	7/6/2021	— (a)
EUR	2,122	USD	2,596	TD Bank Financial Group	7/6/2021	(7)
USD	534,472	EUR	438,599	Citibank, NA	7/6/2021	(732)
USD	1,870	EUR	1,533	Royal Bank of Canada	7/6/2021	(2)
USD	32,825	GBP	23,143	Barclays Bank plc	7/6/2021	(19)

Total unrealized depreciation						(10,834)

Net unrealized depreciation						(7,614)

Abbreviations
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

(a) Amount rounds to less than one thousand.
** Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding – buy protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.60	USD 88,362	3,300	(910)	2,390

CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 30,000	(2,507)	(701)	(3,208)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.51	USD 72,800	(1,542)	(380)	(1,922)
iTraxx.Europe.Crossover.35-V1	5.00	Quarterly	6/20/2026	2.46	EUR 47,795	(6,057)	(1,416)	(7,473)

						(10,106)	(2,497)	(12,603)

						(6,806)	(3,407)	(10,213)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$11,223	$281	$11,504
United States	—	84,948	19,224	104,172

Total Asset-Backed Securities	—	96,171	19,505	115,676

Collateralized Mortgage Obligations
United Kingdom	—	4,063	—	4,063
United States	—	82,668	10,196	92,864

Total Collateralized Mortgage Obligations	—	86,731	10,196	96,927

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,510	2,510
United States	—	82,447	31,748	114,195

Total Commercial Mortgage-Backed Securities	—	82,447	34,258	116,705

Common Stocks
Canada	597	—	—	597
United States	5,920	889	1,747	8,556

Total Common Stocks	6,517	889	1,747	9,153

Convertible Bonds	—	153,481	—	153,481
Convertible Preferred Stocks	—	—	1,950	1,950
Corporate Bonds
Australia	—	4,359	—	4,359
Austria	—	3,682	—	3,682
Azerbaijan	—	2,413	—	2,413
Belgium	—	34,916	—	34,916
Brazil	—	25,592	—	25,592
Canada	—	24,900	—	24,900
Chile	—	6,171	—	6,171
China	—	15,441	—	15,441
Colombia	—	9,320	—	9,320
Denmark	—	5,944	—	5,944
France	—	121,517	—	121,517
Germany	—	81,257	—	81,257
Greece	—	13,529	—	13,529
Hong Kong	—	3,278	—	3,278
India	—	4,899	—	4,899
Indonesia	—	10,915	—	10,915
Ireland	—	27,556	—	27,556
Israel	—	11,541	—	11,541
Italy	—	77,092	—	77,092
Japan	—	3,837	—	3,837
Kazakhstan	—	6,739	—	6,739
Kuwait	—	2,835	—	2,835
Luxembourg	—	44,605	—	44,605
Malaysia	—	5,912	—	5,912
Mexico	—	35,654	—	35,654
Morocco	—	2,783	—	2,783
Netherlands	—	40,615	—	40,615
Peru	—	8,698	—	8,698
Portugal	—	13,002	—	13,002
Qatar	—	2,649	—	2,649
Russia	—	3,304	—	3,304
South Africa	—	1,367	—	1,367
Spain	—	66,805	—	66,805
Sweden	—	10,386	—	10,386
Switzerland	—	61,901	—	61,901
Taiwan	—	2,676	—	2,676
Thailand	—	2,600	—	2,600
United Arab Emirates	—	5,885	—	5,885
United Kingdom	—	120,716	—	120,716
United States	—	1,097,308	1	1,097,309

Total Corporate Bonds	—	2,024,599	1	2,024,600

Foreign Government Securities	—	739,798	—	739,798
Loan Assignments
Canada	—	1,591	—	1,591
Luxembourg	—	6,305	—	6,305
Netherlands	—	1,306	—	1,306
United Kingdom	—	543	—	543
United States	—	240,026	457	240,483

Total Loan Assignments	—	249,771	457	250,228

Preferred Stocks
United States	494	—	423	917
Rights	—	—	7	7
Supranational	—	2,576	—	2,576
U.S. Treasury Obligations	—	126,954	—	126,954
Warrants
United Kingdom	—	—	582	582
United States	337	—	11	348

Total Warrants	337	—	593	930

Short-Term Investments
Investment Companies	109,858	—	—	109,858

Total Investments in Securities	$117,206	$3,563,417	$69,137	$3,749,760

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,220	$—	$3,220
Futures Contracts	4,126	—	—	4,126
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(10,834)	—	(10,834)
Futures Contracts	(805)	—	—	(805)
Swaps	—	(3,407)	—	(3,407)

Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,321	$(11,021)	$—	$(7,700)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$27,646	$—	(a)	$(68)	$4		$—	$(6,869)	$62	$(1,270)	$19,505
Collateralized Mortgage Obligations	20,247	—	(a)	3	—	(a)	—	(10,054)	—	—	10,196
Commercial Mortgage-Backed Securities	32,226	—		378	(6)		4,310	(1,316)	922	(2,256)	34,258
Common Stocks	1,874	(59)		(68)	—		—	—	—	—	1,747
Convertible Preferred Stocks	1,687	99		294	—		—	(130)	—	—	1,950
Corporate Bonds	1	—		—	—		—	—	—	—	1
Loan Assignments	467	—		(14)	2		7	(5)	—	—	457
Preferred Stocks	653	3		(158)	—		—	(75)	—	—	423
Rights	7	—		— (a)	—		—	—	—	—	7
Warrants	11	—		582	—		—	—	—	—	593

Total	$84,819	$43		$949	$—	(a)	$4,317	$(18,449)	$984	$(3,526)	$69,137

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $876.

There were no significant transfers into or out of level 3 for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

	Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—		Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (0.00%)
	5		Pending Distribution	Expected Recovery	$1.20

Common Stocks	5

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)

Preferred Stocks	—	(c)

	17,633		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (11.59%)
				Constant Default Rate	0.00% - 10.00% (0.53%)
				Yield (Discount Rate of Cash Flows)	1.24% - 4.74% (3.13%)

Asset-Backed Securities	17,633

	2,055		Discounted Cash Flow	Constant Prepayment Rate	8.36% - 10.00% (9.84%)
				Constant Default Rate	0.00% - 1.32% (0.13%)
				Yield (Discount Rate of Cash Flows)	2.00% - 5.50% (2.34%)

Collateralized Mortgage Obligations	2,055

	31,499		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.95% - 199.00% (10.70%)

Commercial Mortgage-Backed Securities	31,499

	24		Pending Distribution	Expected Recovery	41.00% (41.00%)

Loan Assignments	24

	11		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)

Warrants	11

Total	$51,227

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $17,910. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$305,450	$422,578	$618,172	$(18)	$20	$109,858	109,803	$26	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.